Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Strategic Income Portfolio

March 31, 2019

VIPSI-QTLY-0519
1.799886.115

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 34.3%
		Principal Amount(a)	Value
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Auto Components - 0.0%
Exide Technologies 7% 4/30/25 pay-in-kind (b)		$620,406	$341,223
Nonconvertible Bonds - 34.3%
COMMUNICATION SERVICES - 5.5%
Diversified Telecommunication Services - 1.5%
AT&T, Inc. 3.15% 9/4/36	EUR	1,925,000	2,281,416
Axtel S.A.B. de CV 6.375% 11/14/24 (c)		315,000	314,213
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (c)		565,000	566,413
Citizens Communications Co.:
7.875% 1/15/27		280,000	141,400
9% 8/15/31		220,000	123,200
Colombia Telecomunicaciones SA 5.375% 9/27/22 (c)		210,000	213,818
Frontier Communications Corp. 8.5% 4/1/26 (c)		1,595,000	1,481,356
GCI, Inc. 6.875% 4/15/25		560,000	584,500
GTH Finance BV 7.25% 4/26/23 (c)		1,180,000	1,258,069
Oztel Holdings SPC Ltd. 5.625% 10/24/23 (c)		295,000	293,347
Sable International Finance Ltd. 6.875% 8/1/22 (c)		1,701,000	1,771,166
SFR Group SA:
7.375% 5/1/26 (c)		5,100,000	4,998,000
8.125% 2/1/27 (c)		370,000	374,163
Sprint Capital Corp.:
6.875% 11/15/28		1,497,000	1,438,991
8.75% 3/15/32		1,906,000	2,011,021
Telefonica Celular del Paraguay SA:
5.875% 4/15/27 (c)		220,000	223,575
6.75% 12/13/22 (c)		600,000	612,000
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (c)		1,400,000	1,372,000
Turk Telekomunikasyon A/S:
3.75% 6/19/19 (c)		305,000	301,981
6.875% 2/28/25 (c)		220,000	210,217
U.S. West Communications:
6.875% 9/15/33		170,000	169,284
7.25% 9/15/25		35,000	37,832
UPCB Finance IV Ltd. 5.375% 1/15/25 (c)		615,000	624,225
Virgin Media Finance PLC 4.875% 2/15/22		565,000	548,050
			21,950,237
Entertainment - 0.5%
Lions Gate Entertainment Corp. 5.875% 11/1/24 (c)		215,000	221,450
Netflix, Inc.:
4.375% 11/15/26		640,000	626,880
5.75% 3/1/24		527,000	564,338
5.875% 2/15/25		1,395,000	1,507,507
5.875% 11/15/28 (c)		3,265,000	3,448,656
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (b)(c)		1,992,665	986,369
WMG Acquisition Corp. 5.625% 4/15/22 (c)		92,000	92,920
			7,448,120
Media - 2.7%
Altice SA 7.625% 2/15/25 (c)		1,000,000	877,500
Block Communications, Inc. 6.875% 2/15/25 (c)		480,000	497,400
Cablevision SA 6.5% 6/15/21 (c)		200,000	198,198
CCO Holdings LLC/CCO Holdings Capital Corp.:
5% 2/1/28 (c)		2,685,000	2,654,794
5.125% 2/15/23		1,565,000	1,592,388
5.125% 5/1/23 (c)		720,000	736,913
5.125% 5/1/27 (c)		3,500,000	3,521,875
5.375% 5/1/25 (c)		720,000	743,400
5.5% 5/1/26 (c)		2,450,000	2,529,625
5.75% 9/1/23		500,000	510,000
5.75% 1/15/24		555,000	569,569
5.75% 2/15/26 (c)		1,030,000	1,078,925
5.875% 5/1/27 (c)		855,000	887,319
Clear Channel Worldwide Holdings, Inc. 9.25% 2/15/24 (c)		1,555,000	1,648,300
CSC Holdings LLC:
5.125% 12/15/21 (c)		1,490,000	1,491,863
5.375% 2/1/28 (c)		1,190,000	1,192,975
5.5% 5/15/26 (c)		2,555,000	2,626,029
6.5% 2/1/29 (c)		1,320,000	1,405,800
7.5% 4/1/28 (c)		725,000	776,874
Getty Images, Inc. 9.75% 3/1/27 (c)		1,090,000	1,096,813
Globo Comunicacao e Participacoes SA:
4.843% 6/8/25 (c)		525,000	513,678
4.875% 4/11/22 (c)		250,000	253,466
5.125% 3/31/27 (c)		205,000	198,338
iHeartCommunications, Inc. 11.25% 3/1/21 (c)(d)		630,000	415,800
Liberty Media Corp.:
8.25% 2/1/30		1,610,000	1,642,200
8.5% 7/15/29		270,000	278,100
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (c)		295,000	292,050
Quebecor Media, Inc. 5.75% 1/15/23		790,000	823,575
Sirius XM Radio, Inc.:
4.625% 5/15/23 (c)		260,000	262,925
5% 8/1/27 (c)		735,000	735,441
5.375% 4/15/25 (c)		620,000	636,275
5.375% 7/15/26 (c)		620,000	630,850
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		1,900,000	1,827,639
Videotron Ltd. 5.125% 4/15/27 (c)		615,000	627,300
VTR Finance BV 6.875% 1/15/24 (c)		859,000	874,582
Ziggo Bond Finance BV 6% 1/15/27 (c)		635,000	609,600
Ziggo Secured Finance BV 5.5% 1/15/27 (c)		1,270,000	1,254,125
			38,512,504
Wireless Telecommunication Services - 0.8%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	14,930,000	704,658
Comcel Trust 6.875% 2/6/24 (c)		855,000	888,131
Digicel Group Ltd. 6.75% 3/1/23 (c)		350,000	221,813
Millicom International Cellular SA:
6% 3/15/25 (c)		360,000	369,000
6.625% 10/15/26 (Reg. S)		200,000	209,444
MTN (Mauritius) Investments Ltd.:
5.373% 2/13/22 (c)		100,000	100,570
6.5% 10/13/26 (c)		230,000	233,450
MTS International Funding Ltd. 5% 5/30/23 (c)		240,000	241,200
Sprint Corp.:
7.125% 6/15/24		2,940,000	2,984,100
7.625% 2/15/25		1,655,000	1,688,100
7.625% 3/1/26		2,150,000	2,182,250
7.875% 9/15/23		1,505,000	1,580,250
TBG Global Pte. Ltd. 5.25% 2/10/22 (Reg. S)		400,000	399,996
			11,802,962
TOTAL COMMUNICATION SERVICES			79,713,823
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.3%
Allison Transmission, Inc.:
5% 10/1/24 (c)		635,000	633,413
5.875% 6/1/29 (c)		420,000	424,725
Delphi Technologies PLC 5% 10/1/25 (c)		680,000	598,740
Exide Technologies 11% 4/30/22 pay-in-kind (b)(c)		607,440	479,878
Metalsa SA de CV 4.9% 4/24/23 (c)		1,415,000	1,394,490
Tenneco, Inc. 5% 7/15/26		450,000	360,000
			3,891,246
Distributors - 0.0%
LKQ Corp. 4.75% 5/15/23		115,000	115,679
Diversified Consumer Services - 0.0%
Bonitron Designated Activity Co. 8.75% 10/30/22 (c)		425,000	437,306
Laureate Education, Inc. 8.25% 5/1/25 (c)		145,000	157,325
			594,631
Hotels, Restaurants & Leisure - 2.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 5% 10/15/25 (c)		3,296,000	3,255,789
Boyd Gaming Corp.:
6% 8/15/26		325,000	333,125
6.375% 4/1/26		202,000	209,070
Cedar Fair LP/Canada's Wonderland Co. 5.375% 4/15/27		345,000	346,725
Choice Hotels International, Inc. 5.75% 7/1/22		145,000	154,441
Churchill Downs, Inc. 4.75% 1/15/28 (c)		465,000	442,331
Eldorado Resorts, Inc.:
6% 4/1/25		111,000	112,388
6% 9/15/26		400,000	406,000
FelCor Lodging LP 6% 6/1/25		565,000	581,950
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		615,000	644,299
5.75% 6/1/28		485,000	520,745
Golden Nugget, Inc.:
6.75% 10/15/24 (c)		1,200,000	1,206,000
8.75% 10/1/25 (c)		1,235,000	1,296,750
Hilton Domestic Operating Co., Inc. 5.125% 5/1/26 (c)		925,000	938,875
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.:
4.625% 4/1/25		925,000	934,250
4.875% 4/1/27		435,000	439,894
International Game Technology PLC 6.25% 1/15/27 (c)		830,000	850,750
Jacobs Entertainment, Inc. 7.875% 2/1/24 (c)		150,000	157,125
KFC Holding Co./Pizza Hut Holding LLC:
4.75% 6/1/27 (c)		475,000	466,688
5% 6/1/24 (c)		475,000	484,500
5.25% 6/1/26 (c)		3,225,000	3,255,234
LHMC Finco SARL 7.875% 12/20/23 (c)		600,000	619,500
LTF Merger Sub, Inc. 8.5% 6/15/23 (c)		380,000	389,975
Marriott Ownership Resorts, Inc. 6.5% 9/15/26 (c)		460,000	481,942
MCE Finance Ltd. 4.875% 6/6/25 (c)		1,502,000	1,485,788
Merlin Entertainments PLC 5.75% 6/15/26 (c)		615,000	634,219
MGM Growth Properties Operating Partnership LP 5.625% 5/1/24		365,000	381,425
MGM Mirage, Inc.:
4.625% 9/1/26		460,000	447,350
5.75% 6/15/25		1,265,000	1,305,860
Penn National Gaming, Inc. 5.625% 1/15/27 (c)		120,000	116,700
Silversea Cruises 7.25% 2/1/25 (c)		255,000	275,783
Six Flags Entertainment Corp.:
4.875% 7/31/24 (c)		715,000	703,828
5.5% 4/15/27 (c)		380,000	375,744
Stars Group Holdings BV 7% 7/15/26 (c)		785,000	818,363
Station Casinos LLC 5% 10/1/25 (c)		620,000	610,700
Studio City Co. Ltd.:
5.875% 11/30/19 (c)		420,000	425,250
7.25% 11/30/21 (c)		1,085,000	1,122,422
Viking Cruises Ltd. 5.875% 9/15/27 (c)		595,000	578,638
Voc Escrow Ltd. 5% 2/15/28 (c)		545,000	530,013
Wynn Macau Ltd.:
4.875% 10/1/24 (c)		660,000	641,013
5.5% 10/1/27 (c)		1,170,000	1,128,143
			30,109,585
Household Durables - 0.3%
Lennar Corp. 4.75% 11/29/27		620,000	620,290
LGI Homes, Inc. 6.875% 7/15/26 (c)		605,000	603,488
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (c)		435,000	443,700
Toll Brothers Finance Corp. 4.375% 4/15/23		281,000	281,351
TRI Pointe Homes, Inc.:
4.375% 6/15/19		320,000	320,400
5.875% 6/15/24		780,000	782,925
William Lyon Homes, Inc.:
5.875% 1/31/25		380,000	357,200
6% 9/1/23		375,000	362,813
			3,772,167
Internet & Direct Marketing Retail - 0.3%
Netflix, Inc. 4.875% 4/15/28		1,465,000	1,447,713
Zayo Group LLC/Zayo Capital, Inc.:
5.75% 1/15/27 (c)		1,605,000	1,601,469
6% 4/1/23		580,000	587,250
6.375% 5/15/25		120,000	120,600
			3,757,032
Specialty Retail - 0.0%
Penske Automotive Group, Inc. 5.5% 5/15/26		460,000	453,100
Textiles, Apparel & Luxury Goods - 0.0%
Delta Merlin Dunia Tekstil PT 8.625% 3/12/24 (c)		200,000	205,760
TOTAL CONSUMER DISCRETIONARY			42,899,200
CONSUMER STAPLES - 1.3%
Beverages - 0.0%
Central American Bottling Corp. 5.75% 1/31/27 (c)		105,000	107,603
Food & Staples Retailing - 0.1%
ESAL GmbH 6.25% 2/5/23 (c)		1,820,000	1,845,298
Food Products - 1.0%
B&G Foods, Inc. 4.625% 6/1/21		565,000	563,588
CF Industries Holdings, Inc.:
4.95% 6/1/43		610,000	523,075
5.15% 3/15/34		615,000	584,250
5.375% 3/15/44		615,000	554,269
JBS Investments GmbH 7.25% 4/3/24 (c)		2,205,000	2,260,125
JBS Investments II GmbH 7% 1/15/26 (c)		760,000	780,900
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (c)		1,030,000	1,055,750
5.875% 7/15/24 (c)		1,812,000	1,861,830
6.75% 2/15/28 (c)		925,000	957,375
Lamb Weston Holdings, Inc.:
4.625% 11/1/24 (c)		425,000	429,250
4.875% 11/1/26 (c)		430,000	435,913
Pilgrim's Pride Corp. 5.75% 3/15/25 (c)		925,000	934,250
Post Holdings, Inc.:
5% 8/15/26 (c)		2,440,000	2,372,900
5.5% 3/1/25 (c)		530,000	535,963
5.75% 3/1/27 (c)		405,000	406,519
			14,255,957
Household Products - 0.1%
Energizer Holdings, Inc. 7.75% 1/15/27 (c)		795,000	847,669
Personal Products - 0.1%
First Quality Finance Co., Inc. 5% 7/1/25 (c)		490,000	476,540
Prestige Brands, Inc. 5.375% 12/15/21 (c)		725,000	730,438
			1,206,978
TOTAL CONSUMER STAPLES			18,263,505
ENERGY - 6.6%
Energy Equipment & Services - 0.6%
Borets Finance DAC 6.5% 4/7/22 (c)		635,000	638,273
Compressco Partners LP/Compressco Finance, Inc. 7.5% 4/1/25 (c)		615,000	587,325
Exterran Energy Solutions LP 8.125% 5/1/25		575,000	586,500
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22		385,000	387,888
Forum Energy Technologies, Inc. 6.25% 10/1/21		715,000	632,775
Jonah Energy LLC 7.25% 10/15/25 (c)		725,000	384,250
SESI LLC 7.75% 9/15/24		365,000	302,038
Southern Gas Corridor CJSC 6.875% 3/24/26 (c)		485,000	543,758
Summit Midstream Holdings LLC 5.75% 4/15/25		440,000	415,250
The Oil and Gas Holding Co.:
7.5% 10/25/27 (c)		415,000	439,381
7.625% 11/7/24 (c)		200,000	218,301
Transocean, Inc.:
7.25% 11/1/25 (c)		590,000	584,100
7.5% 1/15/26 (c)		645,000	636,938
9% 7/15/23 (c)		1,330,000	1,418,113
Unit Corp. 6.625% 5/15/21		120,000	115,200
Weatherford International Ltd.:
6.75% 9/15/40		225,000	126,563
7% 3/15/38		160,000	91,200
8.25% 6/15/23		190,000	134,425
Weatherford International, Inc.:
6.8% 6/15/37		415,000	234,475
9.875% 3/1/25		570,000	403,275
			8,880,028
Oil, Gas & Consumable Fuels - 6.0%
American Energy-Permian Basin LLC/AEPB Finance Corp. 13% 11/30/20 (c)		940,000	930,600
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.375% 9/15/24		245,000	246,911
Antero Resources Corp.:
5.125% 12/1/22		45,000	45,239
5.625% 6/1/23 (Reg. S)		560,000	567,700
Antero Resources Finance Corp. 5.375% 11/1/21		295,000	296,106
Callon Petroleum Co. 6.125% 10/1/24		225,000	226,125
Carrizo Oil & Gas, Inc. 6.25% 4/15/23		380,000	373,825
Cheniere Corpus Christi Holdings LLC:
5.125% 6/30/27		630,000	660,713
5.875% 3/31/25		790,000	859,125
7% 6/30/24		710,000	801,448
Cheniere Energy Partners LP 5.625% 10/1/26 (c)		785,000	804,625
Chesapeake Energy Corp. 8% 1/15/25		345,000	351,900
Citgo Holding, Inc. 10.75% 2/15/20 (c)		3,447,000	3,533,864
CNX Midstream Partners LP 6.5% 3/15/26 (c)		335,000	324,113
Comstock Escrow Corp. 9.75% 8/15/26 (c)		2,995,000	2,755,400
Consolidated Energy Finance SA:
3 month U.S. LIBOR + 3.750% 6.3609% 6/15/22 (b)(c)(e)		155,000	154,470
6.5% 5/15/26 (c)		615,000	611,925
6.875% 6/15/25 (c)		310,000	312,325
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
5.75% 4/1/25		465,000	476,625
6.25% 4/1/23		1,975,000	2,024,375
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		1,070,000	1,080,700
DCP Midstream LLC 5.85% 5/21/43 (b)(c)		885,000	825,263
Denbury Resources, Inc.:
4.625% 7/15/23		705,000	445,631
5.5% 5/1/22		1,945,000	1,351,775
6.375% 8/15/21		1,050,000	813,750
7.5% 2/15/24 (c)		1,350,000	1,152,563
9% 5/15/21 (c)		2,385,000	2,319,413
9.25% 3/31/22 (c)		350,000	337,750
Diamondback Energy, Inc.:
4.75% 11/1/24		540,000	552,042
5.375% 5/31/25		255,000	266,156
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (b)		1,465,000	1,463,440
Endeavor Energy Resources LP/EER Finance, Inc.:
5.5% 1/30/26 (c)		265,000	272,288
5.75% 1/30/28 (c)		265,000	278,250
Energy Transfer Equity LP 5.5% 6/1/27		860,000	911,617
EnLink Midstream Partners LP:
4.15% 6/1/25		465,000	447,563
4.4% 4/1/24		460,000	455,400
EP Energy LLC/Everest Acquisition Finance, Inc.:
7.75% 5/15/26 (c)		3,860,000	3,145,900
8% 11/29/24 (c)		475,000	262,438
Extraction Oil & Gas, Inc. 7.375% 5/15/24 (c)		365,000	304,775
Frontera Energy Corp. 9.7% 6/25/23 (c)		485,000	506,774
Genesis Energy LP/Genesis Energy Finance Corp. 6.25% 5/15/26		465,000	439,425
Georgian Oil & Gas Corp. 6.75% 4/26/21 (c)		490,000	504,700
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22		130,000	128,375
7% 6/15/23		580,000	574,200
Gran Tierra Energy International Holdings Ltd. 6.25% 2/15/25 (c)		225,000	214,875
Hess Infrastructure Partners LP 5.625% 2/15/26 (c)		795,000	808,913
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (c)		510,000	496,128
5.75% 10/1/25 (c)		580,000	569,850
6.25% 11/1/28 (c)		590,000	591,475
Holly Energy Partners LP/Holly Finance Corp. 6% 8/1/24 (c)		390,000	402,480
Indigo Natural Resources LLC 6.875% 2/15/26 (c)		710,000	628,350
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (c)		880,000	902,515
KazMunaiGaz Finance Sub BV 4.75% 4/24/25 (c)		225,000	231,919
Kosmos Energy Ltd.:
7.125% 4/4/26 (c)(f)		635,000	629,285
7.875% 8/1/21 (c)		1,188,000	1,212,592
7.875% 8/1/21 (c)		1,140,000	1,158,525
Medco Strait Services Pte. Ltd. 8.5% 8/17/22 (c)		205,000	217,338
Murphy Oil U.S.A., Inc. 5.625% 5/1/27		305,000	315,675
Newfield Exploration Co. 5.375% 1/1/26		475,000	511,866
NGL Energy Partners LP/NGL Energy Finance Corp. 6.125% 3/1/25		625,000	603,125
NGPL PipeCo LLC:
4.375% 8/15/22 (c)		150,000	151,875
4.875% 8/15/27 (c)		150,000	151,500
Nine Energy Service, Inc. 8.75% 11/1/23 (c)		300,000	309,750
Nostrum Oil & Gas Finance BV 8% 7/25/22 (c)		2,460,000	1,549,249
Pan American Energy LLC 7.875% 5/7/21 (c)		470,000	475,595
Parsley Energy LLC/Parsley:
5.25% 8/15/25 (c)		380,000	375,013
5.625% 10/15/27 (c)		300,000	299,250
6.25% 6/1/24 (c)		420,000	434,175
PBF Holding Co. LLC/PBF Finance Corp.:
7% 11/15/23		1,695,000	1,743,308
7.25% 6/15/25		1,145,000	1,175,343
PBF Logistics LP/PBF Logistics Finance, Inc. 6.875% 5/15/23		435,000	442,613
PDC Energy, Inc. 6.125% 9/15/24		200,000	200,000
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,640,000	1,549,800
8.625% 12/1/23 (b)		250,000	277,500
Petrobras Energia SA 7.375% 7/21/23 (c)		315,000	294,919
Petrobras Global Finance BV:
5.999% 1/27/28		321,000	324,579
8.75% 5/23/26		3,290,000	3,887,135
Petrobras International Finance Co. Ltd. 6.875% 1/20/40		119,000	121,380
Petroleos de Venezuela SA:
5.375% 4/12/27 (d)		480,000	108,600
6% 5/16/24 (c)(d)		585,000	130,894
6% 11/15/26 (c)(d)		930,000	208,088
12.75% 2/17/22 (c)(d)		110,000	29,838
Petroleos Mexicanos:
3.5% 1/30/23		290,000	276,979
4.875% 1/24/22		530,000	534,510
4.875% 1/18/24		1,085,000	1,070,884
6.375% 1/23/45		245,000	216,409
6.5% 3/13/27		440,000	440,532
6.5% 6/2/41		2,850,000	2,579,792
6.75% 9/21/47		1,928,000	1,778,657
PT Pertamina Persero:
6.5% 5/27/41 (c)		175,000	199,434
6.5% 11/7/48 (c)		190,000	218,951
QEP Resources, Inc. 5.25% 5/1/23		610,000	574,925
Range Resources Corp. 5% 3/15/23		960,000	940,800
Sabine Pass Liquefaction LLC 5% 3/15/27		480,000	508,847
Sanchez Energy Corp.:
6.125% 1/15/23		1,675,000	226,125
7.25% 2/15/23 (c)		1,185,000	953,925
SemGroup Corp.:
6.375% 3/15/25		310,000	291,400
7.25% 3/15/26		580,000	562,600
SM Energy Co.:
5.625% 6/1/25		280,000	258,899
6.625% 1/15/27		465,000	441,750
6.75% 9/15/26		250,000	239,688
Southern Star Central Corp. 5.125% 7/15/22 (c)		320,000	319,200
Southwestern Energy Co.:
4.1% 3/15/22		820,000	795,564
7.5% 4/1/26		470,000	479,400
7.75% 10/1/27		420,000	428,925
SRC Energy, Inc. 6.25% 12/1/25		380,000	339,264
Sunoco LP/Sunoco Finance Corp.:
4.875% 1/15/23		465,000	472,394
5.5% 2/15/26		595,000	589,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5% 1/15/28		620,000	609,925
5.125% 2/1/25		320,000	326,400
5.375% 2/1/27		320,000	327,200
5.875% 4/15/26 (c)		925,000	977,725
6.5% 7/15/27 (c)		325,000	350,594
6.875% 1/15/29 (c)		580,000	631,475
Teine Energy Ltd. 6.875% 9/30/22 (c)		590,000	597,375
Tennessee Gas Pipeline Co. 7.625% 4/1/37		50,000	63,793
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.375% 5/1/24		245,000	256,638
Transportadora de Gas del Sur SA 6.75% 5/2/25 (c)		540,000	508,140
Tullow Oil PLC:
6.25% 4/15/22 (c)		210,000	210,840
7% 3/1/25 (c)		280,000	281,666
Ultra Resources, Inc. 11% 7/12/24 pay-in-kind		532,000	311,220
W&T Offshore, Inc. 9.75% 11/1/23 (c)		2,005,000	1,997,481
Whiting Petroleum Corp. 6.625% 1/15/26		425,000	416,500
WPX Energy, Inc.:
5.25% 9/15/24		490,000	494,900
5.75% 6/1/26		465,000	471,975
6% 1/15/22		730,000	757,375
YPF SA 8.75% 4/4/24 (c)		1,925,000	1,924,577
			86,187,620
TOTAL ENERGY			95,067,648
FINANCIALS - 7.1%
Banks - 1.9%
Access Bank PLC 9.25% 6/24/21 (b)(c)		555,000	556,388
Akbank TAS/Ak Finansal Kiralama A/S:
4% 1/24/20 (c)		505,000	491,214
7.2% 3/16/27 (b)(c)		440,000	376,123
Banco de Bogota SA 6.25% 5/12/26 (c)		270,000	291,094
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (c)		240,000	244,746
Banco Do Brasil SA:
4.625% 1/15/25 (c)		170,000	168,022
4.875% 4/19/23 (c)		280,000	284,154
Banco Hipotecario SA 9.75% 11/30/20 (c)		595,000	590,356
Banco Macro SA 6.75% 11/4/26 (b)(c)		1,170,000	984,263
Banque Centrale de Tunisie 5.75% 1/30/25 (c)		250,000	216,875
BBVA Bancomer SA 7.25% 4/22/20 (c)		475,000	489,891
Biz Finance PLC 9.625% 4/27/22 (c)		1,010,000	1,019,090
BTA Bank JSC 5.5% 12/21/22 (c)		166,306	166,076
CaixaBank SA 2.75% 7/14/28 (Reg. S) (b)	EUR	1,700,000	1,931,766
CBOM Finance PLC 5.55% 2/14/23 (c)		365,000	353,138
Danske Bank A/S 2.5% 6/21/29 (Reg. S) (b)	EUR	1,925,000	2,163,286
Development Bank of Mongolia 7.25% 10/23/23 (c)		200,000	207,510
Export Credit Bank of Turkey 5.875% 4/24/19 (c)		210,000	208,320
Export-Import Bank of Korea 6.2% 8/7/21 (c)	INR	21,900,000	309,949
Fidelity Bank PLC 10.5% 10/16/22 (c)		440,000	456,500
HBOS PLC 4.5% 3/18/30 (b)	EUR	1,350,000	1,677,297
Itau Unibanco Holding SA:
5.125% 5/13/23 (Reg. S)		530,000	546,854
5.5% 8/6/22 (c)		490,000	508,030
JSC BGEO Group 6% 7/26/23 (c)		800,000	797,000
Oschadbank Via SSB #1 PLC 9.375% 3/10/23 (c)		320,000	323,698
T.C. Ziraat Bankasi A/S:
4.25% 7/3/19 (c)		345,000	342,016
4.75% 4/29/21 (c)		115,000	107,238
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (c)		580,000	604,723
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (c)		185,000	183,381
6.125% 5/24/27 (b)(c)		480,000	405,643
6.25% 4/20/21 (c)		250,000	244,375
Turkiye Is Bankasi A/S 5.5% 4/21/22 (c)		335,000	303,175
Turkiye Vakiflar Bankasi TAO:
5.75% 1/30/23 (c)		1,380,000	1,214,538
6.875% 2/3/25 (Reg. S) (b)		350,000	308,438
UniCredit SpA:
3 month EURIBOR + 2.750% 2.442% 5/3/25 (b)(e)	EUR	610,000	670,915
6.95% 10/31/22 (Reg. S)	EUR	2,950,000	3,809,508
Zenith Bank PLC:
6.25% 4/22/19 (c)		1,705,000	1,698,180
7.375% 5/30/22 (c)		1,475,000	1,513,719
			26,767,489
Capital Markets - 0.2%
AssuredPartners, Inc. 7% 8/15/25 (c)		245,000	226,625
Balboa Merger Sub, Inc. 11.375% 12/1/21 (c)		1,260,000	1,341,270
Banco BTG Pactual SA 7.75% 2/15/29 (b)(c)		225,000	223,338
CyrusOne LP/CyrusOne Finance Corp.:
5% 3/15/24		165,000	168,506
5.375% 3/15/27		140,000	144,858
MSCI, Inc.:
5.25% 11/15/24 (c)		345,000	357,006
5.75% 8/15/25 (c)		365,000	383,250
			2,844,853
Consumer Finance - 2.9%
Ally Financial, Inc.:
4.125% 2/13/22		1,075,000	1,084,406
4.625% 3/30/25		1,915,000	1,948,513
5.125% 9/30/24		2,750,000	2,890,938
8% 11/1/31		823,000	1,014,348
8% 11/1/31		16,143,000	20,037,499
Credito Real S.A.B. de CV 9.5% 2/7/26 (c)		290,000	304,500
Navient Corp.:
5.875% 10/25/24		2,745,000	2,655,788
6.5% 6/15/22		470,000	489,994
7.25% 9/25/23		285,000	301,031
SLM Corp.:
5.5% 1/25/23		1,685,000	1,687,106
6.125% 3/25/24		830,000	828,963
7.25% 1/25/22		2,650,000	2,809,000
Springleaf Financial Corp.:
6.875% 3/15/25		2,580,000	2,663,850
7.125% 3/15/26		3,405,000	3,443,136
			42,159,072
Diversified Financial Services - 1.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,000,000	1,870,910
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (c)		175,000	178,063
5.25% 5/15/24 (c)		950,000	978,500
5.5% 1/15/23 (c)		280,000	287,700
Cimpor Financial Operations BV 5.75% 7/17/24 (c)		775,000	685,875
Eagle Intermediate Global Holding BV 7.5% 5/1/25 (c)		235,000	230,419
Grinding Media, Inc./MC Grinding Media Canada, Inc. 7.375% 12/15/23 (c)		390,000	374,400
HTA Group Ltd. 9.125% 3/8/22 (c)		410,000	426,400
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
6.375% 12/15/25		2,785,000	2,851,144
6.75% 2/1/24		535,000	557,738
j2 Cloud Services LLC/j2 Global Communications, Inc. 6% 7/15/25 (c)		410,000	425,888
James Hardie International Finance Ltd.:
4.75% 1/15/25 (c)		450,000	443,250
5% 1/15/28 (c)		455,000	440,213
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (c)		225,000	223,875
5.25% 8/15/22 (c)		485,000	497,077
5.5% 2/15/24 (c)		40,000	41,526
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (c)		690,000	721,050
Sistema International Funding SA 6.95% 5/17/19 (c)		475,000	472,031
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (c)		1,590,000	1,723,433
Sparc Em Spc 0% 12/5/22 (c)		170,833	157,380
Starfruit Finco BV / Starfruit U.S. Holdco LLC 8% 10/1/26 (c)		1,185,000	1,196,850
Valvoline, Inc. 5.5% 7/15/24		230,000	234,025
Venator Finance SARL/Venator Capital Management Ltd. 5.75% 7/15/25 (c)		525,000	460,688
Wendel SA 2.75% 10/2/24 (Reg. S)	EUR	1,600,000	1,953,862
			17,432,297
Insurance - 0.7%
Acrisure LLC / Acrisure Finance, Inc.:
7% 11/15/25 (c)		910,000	819,000
8.125% 2/15/24 (c)		460,000	476,634
AmWINS Group, Inc. 7.75% 7/1/26 (c)		300,000	300,000
Assicurazioni Generali SpA 7.75% 12/12/42 (b)	EUR	1,000,000	1,332,932
Aviva PLC 6.125% 7/5/43 (b)	EUR	817,000	1,057,347
Centene Escrow Corp. 5.375% 6/1/26 (c)		1,545,000	1,610,663
Credit Agricole Assurances SA 2.625% 1/29/48 (b)	EUR	3,100,000	3,251,740
HUB International Ltd. 7% 5/1/26 (c)		595,000	589,050
USIS Merger Sub, Inc. 6.875% 5/1/25 (c)		615,000	597,319
			10,034,685
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc. 4.75% 3/15/25		595,000	592,025
Thrifts & Mortgage Finance - 0.2%
Nationwide Building Society 2% 7/25/29 (Reg. S) (b)	EUR	2,078,000	2,291,864
TOTAL FINANCIALS			102,122,285
HEALTH CARE - 3.3%
Health Care Equipment & Supplies - 0.1%
Hologic, Inc.:
4.375% 10/15/25 (c)		320,000	318,336
4.625% 2/1/28 (c)		215,000	212,313
Teleflex, Inc. 4.625% 11/15/27		255,000	252,728
			783,377
Health Care Providers & Services - 2.4%
Community Health Systems, Inc.:
6.875% 2/1/22		3,720,000	2,473,800
8% 3/15/26 (c)		1,580,000	1,511,744
8.125% 6/30/24 (c)		3,507,000	2,613,767
8.625% 1/15/24 (c)		2,400,000	2,403,000
11% 6/30/23 (c)(g)		1,825,000	1,488,525
Encompass Health Corp.:
5.125% 3/15/23		330,000	334,213
5.75% 11/1/24		1,135,000	1,149,188
Enterprise Merger Sub, Inc. 8.75% 10/15/26 (c)		1,775,000	1,581,969
HCA Holdings, Inc.:
4.75% 5/1/23		630,000	661,310
5.25% 6/15/26		750,000	804,165
5.375% 2/1/25		1,010,000	1,070,600
5.375% 9/1/26		635,000	665,353
5.625% 9/1/28		1,565,000	1,645,285
5.875% 3/15/22		1,915,000	2,054,393
5.875% 5/1/23		1,925,000	2,052,531
5.875% 2/15/26		2,635,000	2,845,800
5.875% 2/1/29		1,815,000	1,955,572
6.5% 2/15/20		2,410,000	2,480,383
MPH Acquisition Holdings LLC 7.125% 6/1/24 (c)		335,000	334,163
Polaris Intermediate Corp. 8.5% 12/1/22 pay-in-kind (b)(c)		1,105,000	1,090,083
Quintiles Transnational Corp. 4.875% 5/15/23 (c)		445,000	452,832
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		260,000	262,925
Tenet Healthcare Corp.:
4.625% 7/15/24		305,000	305,763
5.125% 5/1/25		305,000	306,540
6.25% 2/1/27 (c)		955,000	990,813
Vizient, Inc. 10.375% 3/1/24 (c)		660,000	717,288
Wellcare Health Plans, Inc.:
5.25% 4/1/25		475,000	491,625
5.375% 8/15/26 (c)		385,000	402,806
West Street Merger Sub, Inc. 6.375% 9/1/25 (c)		305,000	296,613
			35,443,049
Pharmaceuticals - 0.8%
Catalent Pharma Solutions 4.875% 1/15/26 (c)		205,000	202,950
Inventiv Group Holdings, Inc. / Investment 7.5% 10/1/24 (c)		228,000	239,970
NVA Holdings, Inc. 6.875% 4/1/26 (c)		330,000	326,288
Teva Pharmaceutical Finance Co. BV:
2.95% 12/18/22		250,000	233,037
3.65% 11/10/21		175,000	171,535
Teva Pharmaceutical Finance IV BV 3.65% 11/10/21		760,000	744,953
Teva Pharmaceutical Finance IV LLC 2.25% 3/18/20		310,000	305,059
Valeant Pharmaceuticals International, Inc.:
5.5% 11/1/25 (c)		4,578,000	4,675,283
5.75% 8/15/27 (c)		165,000	169,125
5.875% 5/15/23 (c)		133,000	134,330
6.5% 3/15/22 (c)		620,000	641,700
7% 3/15/24 (c)		925,000	978,650
8.5% 1/31/27 (c)		1,120,000	1,187,200
9% 12/15/25 (c)		1,640,000	1,781,532
			11,791,612
TOTAL HEALTH CARE			48,018,038
INDUSTRIALS - 2.0%
Aerospace & Defense - 0.9%
BBA U.S. Holdings, Inc. 5.375% 5/1/26 (c)		225,000	231,750
Bombardier, Inc.:
6.125% 1/15/23 (c)		570,000	577,838
7.5% 12/1/24 (c)		160,000	166,200
7.5% 3/15/25 (c)		2,495,000	2,569,850
7.875% 4/15/27 (c)		1,790,000	1,845,938
BWX Technologies, Inc. 5.375% 7/15/26 (c)		430,000	436,450
DAE Funding LLC 4% 8/1/20 (c)		260,000	260,650
TransDigm UK Holdings PLC 6.875% 5/15/26 (c)		1,805,000	1,795,975
TransDigm, Inc.:
6.25% 3/15/26 (c)		955,000	990,813
6.375% 6/15/26		2,825,000	2,796,326
6.5% 5/15/25		835,000	847,609
			12,519,399
Air Freight & Logistics - 0.1%
Rumo Luxembourg Sarl 7.375% 2/9/24 (c)		685,000	728,635
Airlines - 0.1%
Air Canada 2013-1 Pass Through Trust 5.375% 11/15/22 (c)		113,937	116,284
Azul Investments LLP 5.875% 10/26/24 (c)		300,000	281,660
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		10,814	11,172
Delta Air Lines, Inc. pass-thru trust certificates 8.021% 2/10/24		91,328	100,644
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 7/15/23		194,306	196,521
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 10/22/23		272,894	302,475
Series 2012-2 Class B, 6.75% 6/3/21		140,889	147,970
Series 2013-1 Class B, 5.375% 11/15/21		188,282	194,238
			1,350,964
Building Products - 0.0%
USG Corp. 4.875% 6/1/27 (c)		160,000	161,700
Commercial Services & Supplies - 0.4%
ADS Waste Holdings, Inc. 5.625% 11/15/24 (c)		565,000	576,300
CD&R Waterworks Merger Sub LLC 6.125% 8/15/25 (c)		240,000	234,672
Covanta Holding Corp.:
5.875% 3/1/24		1,870,000	1,916,750
5.875% 7/1/25		165,000	167,888
6% 1/1/27		585,000	583,538
KAR Auction Services, Inc. 5.125% 6/1/25 (c)		525,000	519,094
Kissner Holdings LP/Kissner Milling Co. Ltd./BSC Holding, Inc./Kissner U.S.A. 8.375% 12/1/22 (c)		530,000	553,188
Ritchie Brothers Auctioneers, Inc. 5.375% 1/15/25 (c)		190,000	193,563
Tervita Escrow Corp. 7.625% 12/1/21 (c)		280,000	277,900
The Brink's Co. 4.625% 10/15/27 (c)		620,000	599,850
			5,622,743
Construction & Engineering - 0.1%
AECOM 5.125% 3/15/27		625,000	603,906
Cementos Progreso Trust 7.125% 11/6/23 (c)		390,000	401,503
Odebrecht Finance Ltd.:
4.375% 4/25/25 (c)(d)		1,530,000	226,937
5.25% 6/27/29 (c)(d)		580,000	85,695
7.125% 6/26/42 (c)(d)		1,406,000	211,132
			1,529,173
Electrical Equipment - 0.0%
Sensata Technologies BV 5% 10/1/25 (c)		575,000	589,375
Industrial Conglomerates - 0.0%
Turk Sise ve Cam Fabrikalari A/S:
4.25% 5/9/20 (c)		17,000	16,789
6.95% 3/14/26 (c)		220,000	212,025
			228,814
Machinery - 0.0%
Stevens Holding Co., Inc. 6.125% 10/1/26 (c)		155,000	159,650
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (c)		150,000	118,500
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (c)		490,000	447,738
			566,238
Professional Services - 0.0%
IHS Markit Ltd.:
4% 3/1/26 (c)		275,000	274,725
4.75% 2/15/25 (c)		225,000	234,223
			508,948
Road & Rail - 0.2%
JSC Georgian Railway 7.75% 7/11/22 (c)		100,000	106,875
Uber Technologies, Inc.:
7.5% 11/1/23 (c)		830,000	865,275
8% 11/1/26 (c)		1,180,000	1,256,700
Ukraine Railways via Shortline PLC 9.875% 9/15/21 (c)		294,000	290,693
			2,519,543
Trading Companies & Distributors - 0.1%
Avantor, Inc. 6% 10/1/24 (c)		625,000	648,438
FLY Leasing Ltd. 5.25% 10/15/24		490,000	470,400
United Rentals North America, Inc. 5.5% 5/15/27		405,000	409,050
			1,527,888
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (c)		1,010,000	949,526
International Airport Finance SA 12% 3/15/33 (c)		200,000	213,200
			1,162,726
TOTAL INDUSTRIALS			29,175,796
INFORMATION TECHNOLOGY - 0.7%
Communications Equipment - 0.2%
Banglalink Digital Communications Ltd.:
8.625% 5/6/19 (c)		2,235,000	2,218,238
8.625% 5/6/19 (Reg. S)		200,000	198,500
			2,416,738
Electronic Equipment & Components - 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (c)		210,000	201,863
Internet Software & Services - 0.0%
Camelot Finance SA 7.875% 10/15/24 (c)		280,000	295,400
IT Services - 0.1%
Banff Merger Sub, Inc. 9.75% 9/1/26 (c)		885,000	858,450
CDW LLC/CDW Finance Corp.:
5% 9/1/23		565,000	577,006
5% 9/1/25		335,000	343,375
GTT Communications, Inc. 7.875% 12/31/24 (c)		300,000	262,500
			2,041,331
Semiconductors & Semiconductor Equipment - 0.1%
Qorvo, Inc. 5.5% 7/15/26 (c)		300,000	309,780
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (c)		585,000	620,100
Versum Materials, Inc. 5.5% 9/30/24 (c)		330,000	346,913
			1,276,793
Software - 0.3%
Ascend Learning LLC:
6.875% 8/1/25 (c)		210,000	208,425
6.875% 8/1/25 (c)		630,000	626,063
CDK Global, Inc. 5.875% 6/15/26		225,000	235,125
Ensemble S Merger Sub, Inc. 9% 9/30/23 (c)		970,000	1,006,375
JDA Escrow LLC/JDA Bond Finance, Inc. 7.375% 10/15/24 (c)		225,000	230,625
Open Text Corp. 5.875% 6/1/26 (c)		465,000	485,925
Parametric Technology Corp. 6% 5/15/24		190,000	198,788
Symantec Corp. 5% 4/15/25 (c)		530,000	530,966
Veritas U.S., Inc./Veritas Bermuda Ltd.:
7.5% 2/1/23 (c)		335,000	319,925
10.5% 2/1/24 (c)		637,000	568,523
			4,410,740
TOTAL INFORMATION TECHNOLOGY			10,642,865
MATERIALS - 2.6%
Chemicals - 0.6%
Braskem Finance Ltd. 5.375% 5/2/22 (c)		315,000	326,419
Element Solutions, Inc. 5.875% 12/1/25 (c)		945,000	948,402
Hexion, Inc. 10.375% 2/1/22 (c)		235,000	196,813
LSB Industries, Inc. 9.625% 5/1/23 (c)		310,000	320,912
Neon Holdings, Inc. 10.125% 4/1/26 (c)		635,000	647,700
NOVA Chemicals Corp.:
4.875% 6/1/24 (c)		770,000	756,525
5.25% 6/1/27 (c)		660,000	647,625
OCI NV 6.625% 4/15/23 (c)		270,000	279,990
OCP SA 5.625% 4/25/24 (c)		200,000	209,750
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (c)		810,000	733,050
SABIC Capital II BV 4% 10/10/23 (c)		320,000	326,400
Sasol Financing U.S.A. LLC 5.875% 3/27/24		205,000	217,044
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.5% 6/15/25 (c)		495,000	501,188
The Chemours Co. LLC 5.375% 5/15/27		910,000	904,021
TPC Group, Inc. 8.75% 12/15/20 (c)		765,000	753,525
Tronox Finance PLC 5.75% 10/1/25 (c)		285,000	264,338
			8,033,702
Construction Materials - 0.3%
CEMEX Finance LLC 6% 4/1/24 (c)		200,000	205,500
CEMEX S.A.B. de CV 7.75% 4/16/26 (c)		480,000	521,400
Holcim Finance Luxembourg SA 2.25% 5/26/28 (Reg. S)	EUR	2,072,000	2,417,390
Summit Materials LLC/Summit Materials Finance Corp. 5.125% 6/1/25 (c)		260,000	250,900
U.S. Concrete, Inc. 6.375% 6/1/24		300,000	304,500
Union Andina de Cementos SAA 5.875% 10/30/21 (c)		150,000	152,438
			3,852,128
Containers & Packaging - 0.1%
Crown Cork & Seal, Inc.:
7.375% 12/15/26		1,210,000	1,343,100
7.5% 12/15/96		160,000	161,600
Flex Acquisition Co., Inc. 6.875% 1/15/25 (c)		280,000	267,400
Plastipak Holdings, Inc. 6.25% 10/15/25 (c)		180,000	168,300
			1,940,400
Metals & Mining - 1.6%
Alcoa Nederland Holding BV:
6.125% 5/15/28 (c)		200,000	206,000
6.75% 9/30/24 (c)		430,000	454,725
7% 9/30/26 (c)		355,000	382,733
Aleris International, Inc. 6% 6/1/20 (c)(h)		1,759	1,759
Algoma Steel SCA 0% 12/31/23 (h)		102,200	102,200
ArcelorMittal SA 2.25% 1/17/24 (Reg. S)	EUR	1,700,000	1,985,689
Big River Steel LLC/BRS Finance Corp. 7.25% 9/1/25 (c)		475,000	496,518
Cleveland-Cliffs, Inc.:
4.875% 1/15/24 (c)		620,000	615,350
5.75% 3/1/25		615,000	588,863
Commercial Metals Co. 5.75% 4/15/26		460,000	458,850
Constellium NV 5.875% 2/15/26 (c)		255,000	250,378
CSN Islands XI Corp. 6.875% 9/21/19 (c)		1,085,000	1,091,781
CSN Resources SA 6.5% 7/21/20 (c)		1,235,000	1,235,000
Ferrexpo Finance PLC:
10.375% 4/7/19 (c)		129,000	128,194
10.375% 4/7/19 (c)		262,500	260,859
10.375% 4/7/19 (Reg. S)		75,000	74,531
10.375% 4/7/19 (Reg. S)		222,500	221,109
First Quantum Minerals Ltd.:
6.5% 3/1/24 (c)		460,000	430,675
6.875% 3/1/26 (c)		1,165,000	1,080,538
7% 2/15/21 (c)		199,000	202,358
7.25% 5/15/22 (c)		615,000	618,844
7.25% 4/1/23 (c)		1,665,000	1,627,538
7.5% 4/1/25 (c)		1,345,000	1,287,838
FMG Resources (August 2006) Pty Ltd.:
4.75% 5/15/22 (c)		405,000	405,000
5.125% 3/15/23 (c)		650,000	653,250
5.125% 5/15/24 (c)		495,000	493,763
Freeport-McMoRan, Inc. 5.45% 3/15/43		280,000	245,003
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (c)		520,000	525,712
JMC Steel Group, Inc. 9.875% 6/15/23 (c)		405,000	430,313
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (c)		350,000	369,250
Metinvest BV 7.75% 4/23/23 (c)		1,890,000	1,840,388
Murray Energy Corp.:
11.25% 4/15/21 (c)		490,000	259,700
12% 4/15/24 pay-in-kind (b)(c)		540,000	226,800
Polyus Finance PLC 5.25% 2/7/23 (c)		725,000	723,449
POSCO 4% 8/1/23 (c)		270,000	277,857
Stillwater Mining Co. 6.125% 6/27/22 (c)		1,395,000	1,360,125
United States Steel Corp. 6.25% 3/15/26		615,000	573,488
Vale Overseas Ltd. 4.375% 1/11/22		155,000	157,795
Vedanta Resources PLC:
6.375% 7/30/22 (c)		1,045,000	1,008,942
8.25% 6/7/21 (c)		580,000	598,859
			23,952,024
Paper & Forest Products - 0.0%
Boise Cascade Co. 5.625% 9/1/24 (c)		225,000	221,625
NewPage Corp.:
3 month U.S. LIBOR + 6.250% 6.7159% 5/1/12 (b)(d)(e)(h)		90,000	0
11.375% 12/31/2014 (d)(h)		317,581	0
			221,625
TOTAL MATERIALS			37,999,879
REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Communications Sales & Leasing, Inc. 8.25% 10/15/23		635,000	573,088
Crown Castle International Corp. 5.25% 1/15/23		1,530,000	1,643,532
Equinix, Inc. 5.375% 5/15/27		480,000	502,800
MPT Operating Partnership LP/MPT Finance Corp.:
5% 10/15/27		1,295,000	1,317,663
5.25% 8/1/26		390,000	401,213
6.375% 3/1/24		195,000	204,019
Unibail-Rodamco 1.75% 2/27/34 (Reg. S)	EUR	2,200,000	2,496,277
			7,138,592
Real Estate Management & Development - 0.3%
Grand City Properties SA 1.375% 8/3/26 (Reg. S)	EUR	1,600,000	1,778,823
Howard Hughes Corp. 5.375% 3/15/25 (c)		665,000	664,116
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		85,000	86,719
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (c)		635,000	614,363
Mattamy Group Corp. 6.875% 12/15/23 (c)		470,000	479,400
Shimao Property Holdings Ltd. 4.75% 7/3/22		655,000	649,927
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (c)		785,000	784,254
5.625% 3/1/24 (c)		65,000	64,513
			5,122,115
TOTAL REAL ESTATE			12,260,707
UTILITIES - 1.4%
Electric Utilities - 0.5%
Enel SpA 3.375% 11/24/81 (Reg. S) (b)	EUR	1,375,000	1,502,982
Eskom Holdings SOC Ltd.:
5.75% 1/26/21 (c)		145,000	143,188
5.75% 1/26/21 (Reg. S)		600,000	592,500
6.75% 8/6/23 (c)		230,000	227,125
Israel Electric Corp. Ltd. 7.75% 12/15/27 (Reg. S)		250,000	308,020
Pacific Gas & Electric Co.:
3.75% 8/15/42 (d)		160,000	125,600
3.95% 12/1/47 (d)		975,000	782,438
4.25% 3/15/46 (d)		125,000	102,813
4.3% 3/15/45 (d)		315,000	262,238
6.05% 3/1/34 (d)		950,000	942,875
Pampa Holding SA 7.5% 1/24/27 (c)		195,000	171,232
Vistra Operations Co. LLC:
5.5% 9/1/26 (c)		820,000	852,800
5.625% 2/15/27 (c)		1,495,000	1,552,931
			7,566,742
Gas Utilities - 0.1%
Southern Natural Gas Co.:
7.35% 2/15/31		175,000	217,400
8% 3/1/32		335,000	456,504
			673,904
Independent Power and Renewable Electricity Producers - 0.8%
Calpine Corp. 5.25% 6/1/26 (c)		955,000	950,225
Dynegy, Inc. 7.625% 11/1/24		3,573,000	3,778,519
NextEra Energy Partners LP:
4.25% 9/15/24 (c)		415,000	411,888
4.5% 9/15/27 (c)		290,000	282,750
NRG Energy, Inc.:
5.75% 1/15/28		1,740,000	1,844,400
6.625% 1/15/27		1,345,000	1,447,556
Pattern Energy Group, Inc. 5.875% 2/1/24 (c)		295,000	300,163
Talen Energy Supply LLC:
6.5% 6/1/25		347,000	305,360
10.5% 1/15/26 (c)		576,000	600,192
TerraForm Power Operating LLC:
4.25% 1/31/23 (c)		320,000	316,157
5% 1/31/28 (c)		320,000	308,800
6.625% 6/15/25 (b)(c)		418,000	437,855
The AES Corp. 4.5% 3/15/23		260,000	262,600
			11,246,465
Multi-Utilities - 0.0%
RWE AG 5.75% 2/14/33 (Reg. S)	EUR	300,000	498,391
TOTAL UTILITIES			19,985,502

TOTAL NONCONVERTIBLE BONDS			496,149,248

TOTAL CORPORATE BONDS
(Cost $496,706,739)			496,490,471

U.S. Government and Government Agency Obligations - 17.7%
U.S. Government Agency Obligations - 0.0%
Tennessee Valley Authority:
5.25% 9/15/39		$126,000	$162,326
5.375% 4/1/56		302,000	428,654

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			590,980

U.S. Treasury Obligations - 17.4%
U.S. Treasury Bills, yield at date of purchase 2.39% to 2.43% 4/4/19 to 6/20/19 (i)		240,000	239,447
U.S. Treasury Bonds:
2.5% 2/15/45		18,454,000	17,450,564
3% 2/15/48		1,597,000	1,656,326
3% 2/15/49		21,191,000	21,999,735
4.75% 2/15/37 (i)		8,126,000	10,678,389
6.25% 8/15/23 (i)(j)		2,249,000	2,622,106
U.S. Treasury Notes:
1.375% 4/30/20		2,787,000	2,756,844
1.375% 8/31/23		500,000	482,090
1.5% 10/31/19		3,630,000	3,609,723
1.5% 7/15/20		1,668,000	1,649,691
1.625% 7/31/20		1,500,000	1,485,117
1.625% 8/31/22		4,833,000	4,737,473
1.625% 5/31/23		760,000	741,713
2% 9/30/20		3,047,000	3,031,170
2% 8/15/25		768,000	754,230
2% 11/15/26		5,745,000	5,609,005
2.125% 12/31/22		553,000	550,969
2.125% 3/31/24		5,843,000	5,813,329
2.125% 7/31/24		12,464,000	12,380,744
2.125% 5/15/25		1,911,000	1,891,965
2.25% 2/29/20		1,000,000	998,711
2.25% 3/31/21		1,700,000	1,699,469
2.25% 7/31/21		5,379,000	5,377,529
2.25% 12/31/24		8,414,000	8,402,496
2.25% 2/15/27		4,691,000	4,658,200
2.375% 4/15/21		9,090,000	9,108,109
2.5% 12/31/20		15,611,000	15,660,394
2.5% 1/31/21		2,753,000	2,763,109
2.5% 2/28/21		14,000,000	14,056,328
2.5% 1/15/22		27,967,000	28,165,736
2.5% 1/31/24		630,000	637,629
2.5% 2/28/26		8,215,000	8,312,553
2.625% 8/31/20		5,000,000	5,017,976
2.625% 12/31/23		11,877,000	12,084,848
2.625% 2/15/29		9,200,000	9,378,969
2.75% 9/30/20		9,640,000	9,696,484
2.75% 8/15/21		4,150,000	4,197,012
2.75% 6/30/25		6,174,000	6,336,068
2.875% 11/30/25		3,892,000	4,027,612
3.125% 11/15/28		1,580,000	1,677,701

TOTAL U.S. TREASURY OBLIGATIONS			252,397,563

Other Government Related - 0.3%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 1 month U.S. LIBOR + 0.350% 2.8415% 12/7/20 (NCUA Guaranteed) (b)(e)		79,021	79,090
Series 2011-R1 Class 1A, 1 month U.S. LIBOR + 0.450% 2.9309% 1/8/20 (NCUA Guaranteed) (b)(e)		120,191	120,472
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)		3,400,000	3,469,128

TOTAL OTHER GOVERNMENT RELATED			3,668,690

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $253,131,141)			256,657,233

U.S. Government Agency - Mortgage Securities - 5.0%
Fannie Mae - 4.9%
12 month U.S. LIBOR + 1.365% 4.115% 10/1/35 (b)(e)		776	802
12 month U.S. LIBOR + 1.495% 4.511% 1/1/35 (b)(e)		3,524	3,661
12 month U.S. LIBOR + 1.553% 4.268% 6/1/36 (b)(e)		759	790
12 month U.S. LIBOR + 1.565% 4.69% 3/1/37 (b)(e)		1,431	1,496
12 month U.S. LIBOR + 1.617% 4.486% 3/1/33 (b)(e)		2,439	2,540
12 month U.S. LIBOR + 1.645% 4.355% 6/1/47 (b)(e)		2,723	2,867
12 month U.S. LIBOR + 1.725% 2.592% 6/1/42 (b)(e)		15,226	15,904
12 month U.S. LIBOR + 1.728% 4.375% 11/1/36 (b)(e)		1,111	1,161
12 month U.S. LIBOR + 1.745% 4.69% 7/1/35 (b)(e)		7,628	7,994
12 month U.S. LIBOR + 1.760% 4.839% 2/1/37 (b)(e)		10,825	11,400
12 month U.S. LIBOR + 1.800% 4.546% 7/1/41 (b)(e)		12,771	13,450
12 month U.S. LIBOR + 1.800% 4.791% 1/1/42 (b)(e)		35,943	37,852
12 month U.S. LIBOR + 1.818% 4.545% 7/1/41 (b)(e)		7,970	8,225
12 month U.S. LIBOR + 1.818% 4.568% 9/1/41 (b)(e)		5,345	5,629
12 month U.S. LIBOR + 1.818% 4.936% 2/1/42 (b)(e)		45,666	48,092
12 month U.S. LIBOR + 1.830% 4.662% 10/1/41 (b)(e)		5,291	5,572
12 month U.S. LIBOR + 1.851% 4.271% 5/1/36 (b)(e)		488	512
12 month U.S. LIBOR + 1.885% 4.336% 4/1/36 (b)(e)		7,736	8,107
12 month U.S. LIBOR + 2.176% 4.457% 8/1/35 (b)(e)		4,745	4,994
6 month U.S. LIBOR + 1.550% 4.081% 11/1/35 (b)(e)		4,659	4,797
6 month U.S. LIBOR + 1.550% 4.259% 9/1/33 (b)(e)		10,649	10,951
2.5% 4/1/34 (f)		1,950,000	1,937,882
2.5% 4/1/34 (f)		1,950,000	1,937,882
2.5% 5/1/34 (f)		1,950,000	1,936,968
2.5% 5/1/34 (f)		1,950,000	1,936,968
3% 4/1/49 (f)		10,400,000	10,353,141
3% 4/1/49 (f)		800,000	796,395
3% 4/1/49 (f)		5,000,000	4,977,472
3% 4/1/49 (f)		2,000,000	1,990,989
3% 4/1/49 (f)		2,600,000	2,588,285
3% 5/1/49 (f)		2,700,000	2,685,092
3% 5/1/49 (f)		2,300,000	2,287,301
3% 5/1/49 (f)		2,000,000	1,988,957
3% 5/1/49 (f)		2,600,000	2,585,645
3% 5/1/49 (f)		800,000	795,583
3.5% 7/1/32		1,087,931	1,117,960
3.5% 4/1/34 (f)		156,377	159,911
3.5% 4/1/34 (f)		2,943,623	3,010,139
3.5% 4/1/34 (f)		2,943,623	3,010,139
4.5% 11/1/25		132,182	136,249
4.5% 4/1/49 (f)		5,250,000	5,469,903
4.5% 4/1/49 (f)		4,950,000	5,157,337
4.5% 4/1/49 (f)		7,900,000	8,230,902
4.5% 4/1/49 (f)		600,000	625,132
4.5% 4/1/49 (f)		1,700,000	1,771,207
5.5% 12/1/39 to 5/1/44		2,070,857	2,251,484
6% 1/1/34 to 6/1/36		235,880	263,866
6.5% 5/1/26 to 8/1/36		233,706	263,230

TOTAL FANNIE MAE			70,462,815

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.325% 4.205% 1/1/36 (b)(e)		2,200	2,268
12 month U.S. LIBOR + 1.325% 4.325% 3/1/37 (b)(e)		927	957
12 month U.S. LIBOR + 1.600% 4.35% 7/1/35 (b)(e)		1,664	1,731
12 month U.S. LIBOR + 1.665% 4.79% 7/1/36 (b)(e)		125,254	131,084
12 month U.S. LIBOR + 1.754% 4.5% 9/1/41 (b)(e)		81,074	85,282
12 month U.S. LIBOR + 1.793% 4.695% 4/1/37 (b)(e)		1,981	2,081
12 month U.S. LIBOR + 1.877% 4.194% 4/1/41 (b)(e)		5,386	5,592
12 month U.S. LIBOR + 1.880% 4.63% 9/1/41 (b)(e)		6,419	6,760
12 month U.S. LIBOR + 1.880% 4.712% 10/1/41 (b)(e)		58,047	59,756
12 month U.S. LIBOR + 1.883% 4.646% 10/1/42 (b)(e)		46,513	48,022
12 month U.S. LIBOR + 1.910% 4.358% 5/1/41 (b)(e)		12,771	13,197
12 month U.S. LIBOR + 1.910% 4.474% 5/1/41 (b)(e)		8,606	9,063
12 month U.S. LIBOR + 1.910% 4.578% 6/1/41 (b)(e)		11,277	11,628
12 month U.S. LIBOR + 1.910% 4.66% 6/1/41 (b)(e)		6,413	6,612
12 month U.S. LIBOR + 2.045% 4.778% 7/1/36 (b)(e)		3,128	3,294
6 month U.S. LIBOR + 1.445% 3.945% 3/1/35 (b)(e)		1,975	2,020
6 month U.S. LIBOR + 1.647% 4.438% 2/1/37 (b)(e)		2,009	2,075
6 month U.S. LIBOR + 1.685% 4.349% 1/1/37 (b)(e)		10,163	10,502
6 month U.S. LIBOR + 1.720% 4.567% 8/1/37 (b)(e)		2,785	2,886
6 month U.S. LIBOR + 1.746% 4.33% 5/1/37 (b)(e)		746	775
6 month U.S. LIBOR + 1.844% 4.497% 10/1/36 (b)(e)		7,892	8,198
6 month U.S. LIBOR + 1.912% 4.616% 10/1/35 (b)(e)		4,933	5,125
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(e)		7,237	7,565
6 month U.S. LIBOR + 2.010% 4.51% 5/1/37 (b)(e)		2,805	2,932
6 month U.S. LIBOR + 2.020% 4.692% 6/1/37 (b)(e)		1,451	1,518
6 month U.S. LIBOR + 2.040% 4.726% 6/1/37 (b)(e)		2,169	2,271
6 month U.S. LIBOR + 2.492% 5.028% 10/1/35 (b)(e)		812	850
U.S. TREASURY 1 YEAR INDEX + 2.035% 4.073% 6/1/33 (b)(e)		7,684	8,026
U.S. TREASURY 1 YEAR INDEX + 2.548% 4.639% 7/1/35 (b)(e)		4,501	4,741
3% 11/1/33		711,180	719,582
3.5% 7/1/32		386,638	397,309
6% 1/1/24		40,108	41,915
6.5% 9/1/21 to 3/1/22		5,888	6,097

TOTAL FREDDIE MAC			1,611,714

Ginnie Mae - 0.0%
6% 6/15/36		204,398	229,461
4.501% 8/20/61 (b)(k)		9,779	9,787
4.571% 2/20/62 (b)(k)		53,993	54,403
4.642% 2/20/62 (b)(k)		38,317	38,411
4.783% 1/20/62 (b)(k)		97,992	98,575
5.47% 8/20/59 (b)(k)		402	433

TOTAL GINNIE MAE			431,070

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $72,505,316)			72,505,599

Asset-Backed Securities - 0.6%
ALG Student Loan Trust Series 2017-1A Class A3, 3 month U.S. LIBOR + 0.090% 2.8548% 6/28/23 (b)(c)(e)		$1,247,895	$1,242,148
Goal Capital Funding Trust Series 2005-2 Class A3, 3 month U.S. LIBOR + 0.170% 2.821% 5/28/30 (b)(e)		54,993	54,970
Higher Education Funding Series 2005-1 Class A5, 3 month U.S. LIBOR + 0.160% 2.811% 2/25/32 (b)(e)		63,602	63,597
Navient Student Loan Trust:
Series 2017-3A:
Class A1, 1 month U.S. LIBOR + 0.300% 2.7855% 7/26/66 (b)(c)(e)		233,288	233,253
Class A2, 1 month U.S. LIBOR + 0.600% 3.0855% 7/26/66 (b)(c)(e)		980,000	982,414
Series 2018-1A Class A1, 1 month U.S. LIBOR + 0.190% 2.6755% 3/25/67 (b)(c)(e)		295,265	295,205
Northstar Education Finance, Inc., Delaware Series 2004-2 Class A4, 3 month U.S. LIBOR + 0.230% 2.9948% 7/28/21 (b)(e)		1,473,526	1,473,431
SLM Student Loan Trust Series 2007-8 Class A4, 3 month U.S. LIBOR + 0.470% 3.2406% 1/26/26 (b)(e)		4,835,510	4,846,296
TOTAL ASSET-BACKED SECURITIES
(Cost $9,188,581)			9,191,314

Collateralized Mortgage Obligations - 2.8%
U.S. Government Agency - 2.8%
Fannie Mae:
floater Series 2010-15 Class FJ, 1 month U.S. LIBOR + 0.930% 3.4155% 6/25/36 (b)(e)		205,062	207,713
planned amortization class:
Series 2003-70 Class BJ, 5% 7/25/33		10,860	11,673
Series 2005-19 Class PA, 5.5% 7/25/34		23,383	23,631
Series 2005-64 Class PX, 5.5% 6/25/35		45,941	48,355
Series 2005-68 Class CZ, 5.5% 8/25/35		273,652	301,817
Series 2010-118 Class PB, 4.5% 10/25/40		184,203	195,864
Series 2012-149:
Class DA, 1.75% 1/25/43		86,509	83,702
Class GA, 1.75% 6/25/42		89,318	86,422
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23		34,021	35,200
Series 2004-52 Class KZ, 5.5% 7/25/34		487,981	535,945
Series 2004-91 Class Z, 5% 12/25/34		174,546	187,742
Series 2005-117 Class JN, 4.5% 1/25/36		16,199	17,050
Series 2005-14 Class ZB, 5% 3/25/35		71,965	77,424
Series 2006-72 Class CY, 6% 8/25/26		29,309	31,067
Series 2009-59 Class HB, 5% 8/25/39		104,165	112,040
Series 2009-85 Class IB, 4.5% 8/25/24 (l)		2,254	26
Series 2009-93 Class IC, 4.5% 9/25/24 (l)		2,301	18
Series 2010-139 Class NI, 4.5% 2/25/40 (l)		84,697	6,823
Series 2010-39 Class FG, 1 month U.S. LIBOR + 0.920% 3.4055% 3/25/36 (b)(e)		128,609	131,076
Series 2010-97 Class CI, 4.5% 8/25/25 (l)		12,559	309
Series 2011-67 Class AI, 4% 7/25/26 (l)		27,026	2,094
Series 2012-27 Class EZ, 4.25% 3/25/42		399,265	425,892
Series 2016-26 Class CG, 3% 5/25/46		658,537	663,356
Freddie Mac:
floater Series 2711 Class FC, 1 month U.S. LIBOR + 0.900% 3.3838% 2/15/33 (b)(e)		62,973	64,001
floater planned amortization class Series 2770 Class FH, 1 month U.S. LIBOR + 0.400% 2.8838% 3/15/34 (b)(e)		85,488	85,349
planned amortization class:
Series 2101 Class PD, 6% 11/15/28		1,266	1,375
Series 2996 Class MK, 5.5% 6/15/35		2,647	2,841
Series 3415 Class PC, 5% 12/15/37		28,617	30,665
Series 3840 Class VA, 4.5% 9/15/27		48,416	48,579
Series 3857 Class ZP, 5% 5/15/41		189,215	219,599
Series 4135 Class AB, 1.75% 6/15/42		66,437	64,327
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34		396,072	436,888
Series 2303 Class ZV, 6% 4/15/31		3,485	3,797
Series 2877 Class ZD, 5% 10/15/34		214,635	231,008
Series 3745 Class KV, 4.5% 12/15/26		325,851	341,385
Series 3843 Class PZ, 5% 4/15/41		166,345	190,198
Freddie Mac Multi-family Structured pass-thru certificates sequential payer:
Series 4335 Class AL, 4.25% 3/15/40		228,536	234,935
Series 4341 Class ML, 3.5% 11/15/31		358,196	367,972
Freddie Mac Seasoned Credit Risk Transfer Trust sequential payer:
Series 2018-3 Class MA, 3.5% 8/25/57		4,355,336	4,387,750
Series 2018-4 Class MA, 3.5% 3/25/58		2,891,358	2,926,425
Freddie Mac SLST sequential payer Series 2018-1:
Class A1, 3.5% 6/25/28		585,639	594,552
Class A2, 3.5% 6/25/28 (c)		150,000	151,288
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 1 month U.S. LIBOR + 0.500% 2.9878% 7/20/37 (b)(e)		43,400	43,512
Series 2008-2 Class FD, 1 month U.S. LIBOR + 0.480% 2.9678% 1/20/38 (b)(e)		11,082	11,110
Series 2008-73 Class FA, 1 month U.S. LIBOR + 0.860% 3.3478% 8/20/38 (b)(e)		76,514	77,543
Series 2008-83 Class FB, 1 month U.S. LIBOR + 0.900% 3.3878% 9/20/38 (b)(e)		61,708	62,941
Series 2009-108 Class CF, 1 month U.S. LIBOR + 0.600% 3.0818% 11/16/39 (b)(e)		47,651	47,929
Series 2009-116 Class KF, 1 month U.S. LIBOR + 0.530% 3.0118% 12/16/39 (b)(e)		36,751	36,906
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 2.8091% 7/20/60 (b)(e)(k)		343,270	341,687
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 2.8091% 9/20/60 (b)(e)(k)		420,035	417,985
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 2.8091% 8/20/60 (b)(e)(k)		436,876	434,715
Series 2010-H27 Series FA, 1 month U.S. LIBOR + 0.380% 2.8891% 12/20/60 (b)(e)(k)		192,360	191,765
Series 2011-H05 Class FA, 1 month U.S. LIBOR + 0.500% 3.0091% 12/20/60 (b)(e)(k)		248,862	248,906
Series 2011-H07 Class FA, 1 month U.S. LIBOR + 0.500% 3.0091% 2/20/61 (b)(e)(k)		439,189	439,262
Series 2011-H12 Class FA, 1 month U.S. LIBOR + 0.490% 2.9991% 2/20/61 (b)(e)(k)		626,996	626,986
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 3.0091% 4/20/61 (b)(e)(k)		198,186	198,221
Series 2011-H14:
Class FB, 1 month U.S. LIBOR + 0.500% 3.0091% 5/20/61 (b)(e)(k)		249,976	250,023
Class FC, 1 month U.S. LIBOR + 0.500% 3.0091% 5/20/61 (b)(e)(k)		223,767	223,807
Series 2011-H17 Class FA, 1 month U.S. LIBOR + 0.530% 3.0391% 6/20/61 (b)(e)(k)		278,942	279,173
Series 2011-H21 Class FA, 1 month U.S. LIBOR + 0.600% 3.1091% 10/20/61 (b)(e)(k)		312,852	313,633
Series 2012-H01 Class FA, 1 month U.S. LIBOR + 0.700% 3.2091% 11/20/61 (b)(e)(k)		279,539	280,921
Series 2012-H03 Class FA, 1 month U.S. LIBOR + 0.700% 3.2091% 1/20/62 (b)(e)(k)		178,026	178,872
Series 2012-H06 Class FA, 1 month U.S. LIBOR + 0.630% 3.1391% 1/20/62 (b)(e)(k)		265,058	265,924
Series 2012-H07 Class FA, 1 month U.S. LIBOR + 0.630% 3.1391% 3/20/62 (b)(e)(k)		157,340	157,564
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 3.1591% 5/20/61 (b)(e)(k)		13,492	13,517
Series 2013-H19 Class FD, 1 month U.S. LIBOR + 0.600% 3.1091% 8/20/63 (b)(e)(k)		158,803	159,113
Series 2014-H11 Class BA, 1 month U.S. LIBOR + 0.500% 3.0091% 6/20/64 (b)(e)(k)		1,345,308	1,345,553
Series 2015-H13 Class FL, 1 month U.S. LIBOR + 0.280% 2.7891% 5/20/63 (b)(e)(k)		138,890	138,733
Series 2015-H19 Class FA, 1 month U.S. LIBOR + 0.200% 2.7091% 4/20/63 (b)(e)(k)		136,753	136,508
Series 2016-H20 Class FM, 1 month U.S. LIBOR + 0.400% 2.9091% 12/20/62 (b)(e)(k)		117,814	117,754
Series 2017-161 Class DF, 1 month U.S. LIBOR + 0.250% 2.7378% 10/20/47 (b)(e)		426,973	418,714
Series 2018-65 Class DF, 1 month U.S. LIBOR + 0.300% 2.7878% 5/20/48 (b)(e)		529,068	521,828
Series 2018-77 Class FA, 1 month U.S. LIBOR + 0.300% 2.7878% 6/20/48 (b)(e)		601,651	592,523
planned amortization class:
Series 2010-31 Class BP, 5% 3/20/40		620,000	697,049
Series 2011-136 Class WI, 4.5% 5/20/40 (l)		57,316	5,703
Series 2017-134 Class BA, 2.5% 11/20/46		84,986	83,758
sequential payer:
Series 2011-69 Class GX, 4.5% 5/16/40		470,000	495,324
Series 2013-H06 Class HA, 1.65% 1/20/63 (k)		114,520	113,372
Series 2013-H26 Class HA, 3.5% 9/20/63 (k)		663,087	666,140
Series 2014-H04 Class HA, 2.75% 2/20/64 (k)		1,499,669	1,496,917
Series 2014-H12 Class KA, 2.75% 5/20/64 (k)		254,114	252,522
Series 2016-H02 Class FM, 1 month U.S. LIBOR + 0.500% 3.0091% 9/20/62 (b)(e)(k)		526,999	527,050
Series 2016-H04 Class FE, 1 month U.S. LIBOR + 0.650% 3.1591% 11/20/65 (b)(e)(k)		68,796	68,860
Series 2018-H12 Class HA, 3.25% 8/20/68 (k)		1,607,847	1,641,869
Series 2004-22 Class M1, 5.5% 4/20/34		52,145	64,884
Series 2010-169 Class Z, 4.5% 12/20/40		417,820	445,299
Series 2010-H15 Class TP, 5.15% 8/20/60 (k)		273,746	275,718
Series 2010-H16 Class BA, 3.55% 7/20/60 (k)		1,078,208	1,079,204
Series 2010-H17 Class XP, 5.2959% 7/20/60 (b)(k)		256,426	258,351
Series 2010-H18 Class PL, 5.01% 9/20/60 (b)(k)		235,756	237,335
Series 2010-H22 Class LA, 3.75% 10/20/60 (k)		263,019	263,726
Series 2010-H28 Class KA, 3.75% 12/20/60 (k)		704,840	706,789
Series 2012-64 Class KI, 3.5% 11/20/36 (l)		41,024	2,212
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 5.3497% 4/20/39 (b)(m)		165,464	168,685
Class ST, 8.800% - 1 month U.S. LIBOR 5.483% 8/20/39 (b)(m)		547,962	562,992
Series 2013-H01 Class FA, 1.65% 1/20/63 (k)		711,963	704,341
Series 2013-H07 Class JA, 1.75% 3/20/63 (k)		1,097,377	1,086,149
Series 2013-H08 Class MA, 3% 3/20/63 (k)		1,456,463	1,455,410
Series 2015-H17 Class HA, 2.5% 5/20/65 (k)		544,342	542,170
Series 2015-H21:
Class HA, 2.5% 6/20/63 (k)		891,417	888,565
Class JA, 2.5% 6/20/65 (k)		120,388	119,899
Series 2015-H30 Class HA, 1.75% 9/20/62 (b)(k)		1,175,501	1,165,996
Series 2016-H13 Class FB, U.S. TREASURY 1 YEAR INDEX + 0.500% 3.09% 5/20/66 (b)(e)(k)		1,024,568	1,029,388
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 2.94% 8/20/66 (b)(e)(k)		1,192,871	1,195,438
Series 2090-118 Class XZ, 5% 12/20/39		832,920	925,746
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $41,400,098)			41,368,662

Commercial Mortgage Securities - 0.9%
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27		2,688,633	2,663,418
Freddie Mac:
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20		254,978	259,025
sequential payer:
Series 2017-SR01 Class A2, 2.75% 11/25/22		1,600,000	1,596,313
Series K006 Class A2, 4.251% 1/25/20		1,042,000	1,047,579
Series K069 Class A2, 3.187% 9/25/27		600,000	612,181
Series K155:
Class A1, 3.75% 11/25/29		68,304	72,238
Class A2, 3.75% 11/25/32		1,100,000	1,154,923
Series K158 Class A2, 3.9% 12/25/30		800,000	839,322
Series K710 Class A2, 1.883% 5/25/19		384,844	384,137
Series K712 Class A2, 1.869% 11/25/19		1,147,169	1,140,854
Series K157 Class A2, 3.99% 5/25/33		1,320,000	1,411,253
Freddie Mac Multi-family floater Series 2017-KT01 Class A, 1 month U.S. LIBOR + 0.320% 2.8011% 2/25/20 (b)(e)		2,634,000	2,631,496
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $13,685,108)			13,812,739

Foreign Government and Government Agency Obligations - 14.9%
Arab Republic of Egypt:
5.577% 2/21/23 (c)		325,000	321,344
5.875% 6/11/25		200,000	197,750
6.125% 1/31/22 (c)		2,805,000	2,840,063
6.2004% 3/1/24 (c)		255,000	257,869
7.5% 1/31/27 (c)		515,000	539,463
7.6003% 3/1/29 (c)		255,000	261,694
7.903% 2/21/48 (c)		335,000	324,113
8.5% 1/31/47 (c)		685,000	698,700
Argentine Republic:
5.625% 1/26/22		1,745,000	1,503,318
6.875% 4/22/21		3,995,000	3,649,433
7.5% 4/22/26		4,620,000	3,905,586
7.625% 4/22/46		140,000	109,894
Australian Commonwealth:
2.25% 11/21/22	AUD	2,450,000	1,791,823
3% 3/21/47	AUD	6,900,000	5,485,728
Azerbaijan Republic 4.75% 3/18/24 (c)		245,000	252,963
Bahamian Republic 6% 11/21/28 (c)		180,000	189,000
Barbados Government:
7% 8/4/22 (c)(d)		330,000	191,002
7.25% 12/15/21 (c)(d)		35,000	19,924
Belarus Republic:
6.875% 2/28/23 (c)		1,100,000	1,153,625
7.625% 6/29/27 (c)		430,000	462,250
Belgian Kingdom:
0.9% 6/22/29 (c)	EUR	4,200,000	4,938,922
1.7% 6/22/50 (c)	EUR	1,050,000	1,249,554
Bermuda Government:
3.717% 1/25/27 (c)		145,000	143,374
4.75% 2/15/29 (c)		390,000	413,039
Brazilian Federative Republic:
5.625% 1/7/41		365,000	368,856
5.625% 2/21/47		300,000	298,301
8.25% 1/20/34		1,640,000	2,092,943
10% 1/1/21	BRL	840,000	223,858
Buenos Aires Province:
9.95% 6/9/21 (c)		785,000	737,900
10.875% 1/26/21 (c)		833,333	808,333
10.875% 1/26/21 (Reg. S)		2,393,333	2,321,533
Buoni del Tesoro Poliennali 3.85% 9/1/49 (c)	EUR	2,850,000	3,357,348
Cameroon Republic 9.5% 11/19/25 (c)		840,000	891,773
Canadian Government 1.25% 11/1/19	CAD	11,800,000	8,809,007
City of Buenos Aires 8.95% 2/19/21 (c)		355,100	347,110
Colombian Republic:
7.375% 9/18/37		155,000	202,615
10.375% 1/28/33		535,000	821,747
Costa Rican Republic 4.25% 1/26/23 (c)		115,000	109,494
Danish Kingdom 1.75% 11/15/25	DKK	8,000,000	1,370,508
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (c)		235,000	232,944
5.75% 4/18/23 (c)		235,000	231,988
6.2% 5/11/27 (c)		100,000	96,013
6.25% 10/4/20 (c)		185,000	187,510
6.25% 7/27/21 (c)		120,000	121,779
6.85% 3/14/24 (c)		290,000	297,250
Dominican Republic:
5.95% 1/25/27 (c)		255,000	267,750
6% 7/19/28 (c)		290,000	305,406
6.6% 1/28/24 (c)		25,000	27,000
6.85% 1/27/45 (c)		190,000	204,250
6.875% 1/29/26 (c)		460,000	504,850
7.45% 4/30/44 (c)		430,000	486,760
Ecuador Republic:
8.875% 10/23/27 (c)		445,000	446,335
9.65% 12/13/26 (c)		400,000	419,550
El Salvador Republic:
5.875% 1/30/25 (Reg.S)		115,000	112,208
7.375% 12/1/19 (c)		925,000	930,749
7.75% 1/24/23 (c)		310,000	327,050
French Government:
0% 2/25/20	EUR	950,000	1,070,827
0.75% 11/25/28(Reg. S)	EUR	2,550,000	2,994,667
1.5% 5/25/50 (Reg. S) (c)	EUR	1,900,000	2,206,354
Gabonese Republic 6.375% 12/12/24 (c)		195,000	186,469
Georgia Republic 6.875% 4/12/21 (c)		125,000	131,777
German Federal Republic:
0% 3/13/20	EUR	5,400,000	6,090,366
0% 6/12/20	EUR	9,100,000	10,280,891
0% 4/5/24	EUR	6,500,000	7,455,212
1.25% 8/15/48	EUR	1,150,000	1,525,316
Ghana Republic:
7.875% 8/7/23 (c)		96,630	100,978
7.875% 3/26/27 (c)		250,000	252,188
Hong Kong Government SAR 1.32% 12/23/19	HKD	1,700,000	216,321
Indonesian Republic:
7.75% 1/17/38 (c)		690,000	938,424
8.125% 5/15/24	IDR	3,465,000,000	253,062
8.5% 10/12/35 (Reg. S)		700,000	996,811
Islamic Republic of Pakistan:
6.75% 12/3/19 (c)		650,000	653,585
7.25% 4/15/19 (c)		1,750,000	1,736,875
8.25% 4/15/24 (c)		160,000	170,274
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23		5,659,000	6,418,379
5.5% 12/4/23		1,628,000	1,850,739
Ivory Coast 5.75% 12/31/32		552,050	524,448
Japan Government:
0.1% 6/20/28	JPY	50,000,000	460,552
0.4% 3/20/56	JPY	313,000,000	2,673,392
0.9% 6/20/22	JPY	2,740,000,000	25,593,771
Jordanian Kingdom 3% 6/30/25		1,179,000	1,211,352
Kingdom of Norway 3.75% 5/25/21 (c)	NOK	5,000,000	609,838
Kingdom of Saudi Arabia:
3.625% 3/4/28 (c)		570,000	562,733
4.375% 4/16/29 (c)		855,000	888,986
Lebanese Republic:
5.45% 11/28/19		780,000	759,818
5.5% 4/23/19		1,050,000	1,044,750
5.8% 4/14/20		400,000	377,500
6% 5/20/19		1,755,000	1,744,031
6.15% 6/19/20		170,000	161,200
6.375% 3/9/20		950,000	915,700
Malaysian Government 3.955% 9/15/25	MYR	4,735,000	1,173,457
Ministry of Finance of the Russian Federation:
5.1% 3/28/35 (c)		600,000	608,400
5.25% 6/23/47 (c)		1,400,000	1,402,765
5.625% 4/4/42 (c)		400,000	432,600
7.6% 7/20/22	RUB	56,940,000	861,671
12.75% 6/24/28 (Reg. S)		835,000	1,340,175
Mongolian People's Republic 8.75% 3/9/24 (c)		350,000	393,356
Moroccan Kingdom 4.25% 12/11/22 (c)		800,000	813,000
New Zealand Government 6% 5/15/21	NZD	900,000	671,140
Peruvian Republic 4% 3/7/27 (g)		570,000	570,952
Plurinational State of Bolivia 5.95% 8/22/23 (c)		100,000	103,896
Province of Santa Fe 7% 3/23/23 (c)		1,230,000	1,042,425
Provincia de Cordoba:
7.125% 6/10/21 (c)		2,285,000	1,965,100
7.45% 9/1/24 (c)		695,000	559,027
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		93,750	93,281
Republic of Armenia:
6% 9/30/20 (c)		235,000	239,406
7.15% 3/26/25 (c)		60,000	66,225
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		2,550,000	2,448,000
6.752% 3/9/23 (c)		215,000	218,225
Republic of Kenya 6.875% 6/24/24 (c)		100,000	102,625
Republic of Nigeria:
6.375% 7/12/23 (c)		200,000	206,243
6.75% 1/28/21 (c)		90,000	92,588
Republic of Paraguay 5.4% 3/30/50 (c)		260,000	271,050
Republic of Serbia 7.25% 9/28/21 (c)		285,000	309,225
Republic of Singapore 3.25% 9/1/20	SGD	3,900,000	2,930,676
Rwanda Republic 6.625% 5/2/23 (c)		170,000	172,975
South African Republic 10.5% 12/21/26	ZAR	8,525,000	653,167
Spanish Kingdom:
1.4% 7/30/28 (Reg. S) (c)	EUR	1,100,000	1,278,593
2.7% 10/31/48 (c)	EUR	620,000	763,736
State of Qatar:
3.875% 4/23/23 (c)		530,000	545,238
4% 3/14/29 (c)		1,470,000	1,515,724
4.5% 4/23/28 (c)		1,400,000	1,499,750
5.103% 4/23/48 (c)		200,000	219,099
9.75% 6/15/30 (c)		375,000	576,094
Sultanate of Oman:
3.875% 3/8/22 (c)		735,000	710,010
4.125% 1/17/23 (c)		110,000	105,050
6.75% 1/17/48 (c)		320,000	284,000
Sweden Kingdom 5% 12/1/20	SEK	21,400,000	2,514,153
Switzerland Confederation 3% 5/12/19	CHF	2,900,000	2,923,736
Turkish Republic:
5.125% 3/25/22		555,000	535,039
5.625% 3/30/21		805,000	792,925
5.75% 5/11/47		140,000	111,185
6% 3/25/27		125,000	114,317
6.25% 9/26/22		3,605,000	3,555,738
6.75% 5/30/40		250,000	221,299
6.875% 3/17/36		235,000	213,268
7% 6/5/20		585,000	590,119
7.25% 12/23/23		1,475,000	1,482,545
7.25% 3/5/38		150,000	139,901
7.375% 2/5/25		530,000	530,000
Turkiye Ihracat Kredi Bankasi A/S 5.375% 2/8/21 (c)		265,000	253,830
Ukraine Government:
1.471% 9/29/21		1,600,000	1,567,216
7.75% 9/1/19 (c)		910,000	912,503
7.75% 9/1/20 (c)		1,990,000	1,982,985
7.75% 9/1/21 (c)		4,273,000	4,238,816
7.75% 9/1/22 (c)		2,046,000	2,009,684
7.75% 9/1/27 (c)		490,000	456,680
United Kingdom, Great Britain and Northern Ireland:
1.75% 7/22/19 (Reg.S)	GBP	1,050,000	1,371,648
4.25% 12/7/27	GBP	6,800,000	11,339,890
United Kingdom, Great Britain and Northern Ireland Treasury GILT 2.5% 7/22/65 (Reg. S)	GBP	1,750,000	3,086,793
United Mexican States:
4.5% 4/22/29		385,000	397,513
6.05% 1/11/40		685,000	780,900
6.5% 6/9/22	MXN	14,060,000	697,609
Uruguay Republic:
4.375% 1/23/31		210,000	219,450
7.875% 1/15/33 pay-in-kind		105,000	145,731
Venezuelan Republic:
oil recovery warrants 4/15/20 (h)(n)		1,251	1,251
9.25% 9/15/27 (d)		2,395,000	748,438
11.95% 8/5/31 (Reg. S) (d)		1,090,000	327,000
12.75% 8/23/22 (d)		190,000	58,900
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.5% 3/13/28 (b)(e)		75,000	74,641
5.5% 3/12/28		2,021,000	1,997,890
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $213,546,843)			215,551,272

Supranational Obligations - 0.0%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)
(Cost $548,089)		INR 35,500,000	506,010
		Shares	Value

Common Stocks - 5.0%
COMMUNICATION SERVICES - 0.6%
Interactive Media & Services - 0.3%
Alphabet, Inc. Class A (o)		2,600	3,059,914
Facebook, Inc. Class A (o)		7,700	1,283,513
			4,343,427
Media - 0.2%
Altice U.S.A., Inc. Class A		56,000	1,202,880
Comcast Corp. Class A		30,300	1,211,394
			2,414,274
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (o)		21,700	1,499,470

TOTAL COMMUNICATION SERVICES			8,257,171

CONSUMER DISCRETIONARY - 0.8%
Auto Components - 0.0%
Chassix Holdings, Inc. warrants 7/29/20 (h)(o)		1,921	17,308
Exide Technologies (h)(o)		2,115	2,115
Exide Technologies (h)(o)		7,052	4,936
UC Holdings, Inc. (h)(o)		33,750	798,525
			822,884
Diversified Consumer Services - 0.0%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (o)(p)		2,218	0
Hotels, Restaurants & Leisure - 0.4%
Boyd Gaming Corp.		50,200	1,373,472
Eldorado Resorts, Inc. (o)		7,600	354,844
Marriott International, Inc. Class A		7,100	888,139
MGM Mirage, Inc.		19,100	490,106
Penn National Gaming, Inc. (o)		27,600	554,760
Red Rock Resorts, Inc.		31,200	806,520
Royal Caribbean Cruises Ltd.		6,000	687,720
Studio City International Holdings Ltd. ADR		11,100	175,713
Wynn Resorts Ltd.		182	21,716
			5,352,990
Household Durables - 0.0%
Lennar Corp. Class B		349	13,653
Internet & Direct Marketing Retail - 0.4%
Alibaba Group Holding Ltd. sponsored ADR (o)		22,300	4,068,635
Amazon.com, Inc. (o)		700	1,246,525
			5,315,160

TOTAL CONSUMER DISCRETIONARY			11,504,687

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.0%
Southeastern Grocers, Inc. (h)(o)		10,231	327,290
Food Products - 0.1%
Darling International, Inc. (o)		40,100	868,165
JBS SA		288,600	1,173,461
Reddy Ice Holdings, Inc. (h)(o)		5,683	5,683
			2,047,309

TOTAL CONSUMER STAPLES			2,374,599

ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Forbes Energy Services Ltd. (o)		6,562	21,327
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. Class A (o)		5,029	28,665
Diamondback Energy, Inc.		7,000	710,710
Goodrich Petroleum Corp. (o)		4,211	57,270
Harvest Oil & Gas Corp. (o)		13,350	224,013
Parsley Energy, Inc. Class A (o)		23,000	443,900
Ultra Petroleum Corp. warrants 7/14/25 (o)		10,710	0
VNR Finance Corp. (o)(q)		4,091	1,534
VNR Finance Corp. (c)(o)		19,701	7,388
			1,473,480

TOTAL ENERGY			1,494,807

FINANCIALS - 0.2%
Banks - 0.1%
Bank of America Corp.		36,200	998,758
JPMorgan Chase & Co.		10,000	1,012,300
			2,011,058
Capital Markets - 0.0%
Penson Worldwide, Inc. Class A (h)(o)		314,563	3
Consumer Finance - 0.1%
OneMain Holdings, Inc.		21,400	679,450
Mortgage Real Estate Investment Trusts - 0.0%
Starwood Property Trust, Inc.		15,800	353,130

TOTAL FINANCIALS			3,043,641

HEALTH CARE - 0.5%
Biotechnology - 0.1%
Alexion Pharmaceuticals, Inc. (o)		5,800	784,044
Regeneron Pharmaceuticals, Inc. (o)		1,600	656,992
			1,441,036
Health Care Providers & Services - 0.2%
Cigna Corp.		4,400	707,608
Humana, Inc.		3,200	851,200
Rotech Healthcare, Inc. (h)(o)		6,069	62,875
UnitedHealth Group, Inc.		4,100	1,013,766
			2,635,449
Life Sciences Tools & Services - 0.1%
IQVIA Holdings, Inc. (o)		13,900	1,999,515
Pharmaceuticals - 0.1%
Jazz Pharmaceuticals PLC (o)		6,500	929,175

TOTAL HEALTH CARE			7,005,175

INDUSTRIALS - 0.6%
Aerospace & Defense - 0.1%
Bombardier, Inc. Class B (sub. vtg.) (o)		274,600	528,097
TransDigm Group, Inc. (o)		2,100	953,379
			1,481,476
Airlines - 0.2%
Air Canada (o)		106,500	2,566,966
Commercial Services & Supplies - 0.0%
Novus Holdings Ltd.		3,285	958
Machinery - 0.1%
Allison Transmission Holdings, Inc.		12,900	579,468
Ingersoll-Rand PLC		7,300	788,035
			1,367,503
Marine - 0.0%
U.S. Shipping Partners Corp. (h)(o)		644	0
U.S. Shipping Partners Corp. warrants 12/31/29 (h)(o)		6,028	0
			0
Road & Rail - 0.0%
Lyft, Inc.		100	7,200
Trading Companies & Distributors - 0.2%
Air Lease Corp. Class A		15,200	522,120
HD Supply Holdings, Inc. (o)		37,300	1,616,955
Penhall Acquisition Co.:
Class A (h)(o)		321	27,008
Class B (h)(o)		107	9,003
United Rentals, Inc. (o)		14,763	1,686,673
			3,861,759
Transportation Infrastructure - 0.0%
Tricer Holdco SCA:
Class A1 (h)(o)(p)		16,755	19
Class A2 (h)(o)(p)		16,755	19
Class A3 (h)(o)(p)		16,755	19
Class A4 (h)(o)(p)		16,755	19
Class A5 (h)(o)(p)		16,755	19
Class A6 (h)(o)(p)		16,755	19
Class A7 (h)(o)(p)		16,755	19
Class A8 (h)(o)(p)		16,755	19
Class A9 (h)(o)(p)		16,755	19
			171

TOTAL INDUSTRIALS			9,286,033

INFORMATION TECHNOLOGY - 1.5%
Electronic Equipment & Components - 0.1%
CDW Corp.		8,600	828,782
Dell Technologies, Inc. (o)		9,700	569,293
			1,398,075
IT Services - 0.7%
EPAM Systems, Inc. (o)		8,700	1,471,431
First Data Corp. Class A (o)		50,900	1,337,143
Global Payments, Inc.		14,600	1,993,192
MasterCard, Inc. Class A		8,900	2,095,505
PayPal Holdings, Inc. (o)		19,200	1,993,728
Visa, Inc. Class A		11,600	1,811,804
			10,702,803
Semiconductors & Semiconductor Equipment - 0.3%
Microchip Technology, Inc. (q)		20,900	1,733,864
Micron Technology, Inc. (o)		8,200	338,906
ON Semiconductor Corp. (o)		66,400	1,365,848
Skyworks Solutions, Inc.		4,400	362,912
			3,801,530
Software - 0.4%
Adobe, Inc. (o)		7,700	2,051,973
Microsoft Corp.		11,700	1,379,898
SS&C Technologies Holdings, Inc.		29,700	1,891,593
			5,323,464

TOTAL INFORMATION TECHNOLOGY			21,225,872

MATERIALS - 0.3%
Chemicals - 0.2%
DowDuPont, Inc.		17,300	922,263
Olin Corp.		5,100	118,014
The Chemours Co. LLC		30,200	1,122,232
Westlake Chemical Corp.		8,500	576,810
			2,739,319
Containers & Packaging - 0.1%
Crown Holdings, Inc. (o)		14,300	780,351
Metals & Mining - 0.0%
Aleris Corp. (h)(o)		2,037	0
Algoma Steel GP (h)		10,220	54,473
Algoma Steel SCA (h)		10,220	54,473
Elah Holdings, Inc. (o)		14	910
First Quantum Minerals Ltd.		32,700	370,715
			480,571

TOTAL MATERIALS			4,000,241

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Crown Castle International Corp.		8,800	1,126,400
UTILITIES - 0.2%
Electric Utilities - 0.1%
Portland General Electric Co.		140	7,258
Vistra Energy Corp.		85,300	2,220,359
			2,227,617
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.		18,800	798,624

TOTAL UTILITIES			3,026,241

TOTAL COMMON STOCKS
(Cost $59,808,900)			72,344,867

Preferred Stocks - 0.0%
Convertible Preferred Stocks - 0.0%
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (h)(o)		2,286	19,820
Nonconvertible Preferred Stocks - 0.0%
INDUSTRIALS - 0.0%
Transportation Infrastructure - 0.0%
Tricer Holdco SCA (h)(o)(p)		8,042,141	2,716
TOTAL PREFERRED STOCKS
(Cost $303,071)			22,536
		Principal Amount	Value

Bank Loan Obligations - 2.2%
COMMUNICATION SERVICES - 0.1%
Media - 0.1%
CSC Holdings LLC Tranche B4 1LN, term loan 3 month U.S. LIBOR + 3.000% 5.5905% 4/6/27 (b)(e)		950,000	944,063
CONSUMER DISCRETIONARY - 0.2%
Diversified Consumer Services - 0.0%
KUEHG Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.851% 8/22/25 (b)(e)		305,000	301,950
Hotels, Restaurants & Leisure - 0.1%
Travelport Finance Luxembourg SARL Tranche B 2LN, term loan 3 month U.S. LIBOR + 9.000% 3/18/27 (e)(h)(r)		1,260,000	1,222,200
Specialty Retail - 0.1%
Wand NewCo 3, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 5.9819% 2/5/26 (b)(e)		955,000	955,239

TOTAL CONSUMER DISCRETIONARY			2,479,389

ENERGY - 0.8%
Energy Equipment & Services - 0.0%
BCP Raptor II LLC Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.3651% 11/3/25 (b)(e)		290,000	273,470
Forbes Energy Services LLC Tranche B, term loan 14% 4/13/21 (b)(h)		71,578	72,115
			345,585
Oil, Gas & Consumable Fuels - 0.8%
BCP Raptor LLC Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.8789% 6/22/24 (b)(e)		451,950	423,423
California Resources Corp.:
Tranche 1LN, term loan 3 month U.S. LIBOR + 10.375% 12.8705% 12/31/21 (b)(e)		5,345,000	5,628,980
Tranche B, term loan 3 month U.S. LIBOR + 4.750% 7.2455% 12/31/22 (b)(e)		3,040,000	2,984,915
Epic Crude Services LP Tranche B 1LN, term loan 3 month U.S. LIBOR + 5.000% 7.49% 3/1/26 (b)(e)		1,900,000	1,875,661
			10,912,979

TOTAL ENERGY			11,258,564

FINANCIALS - 0.1%
Capital Markets - 0.0%
Citadel Securities LP Tranche B, term loan 3 month U.S. LIBOR + 3.500% 5.9986% 2/22/26 (b)(e)(h)		160,000	159,800
Diversified Financial Services - 0.1%
RegionalCare Hospital Partners Holdings, Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.500% 6.9818% 11/16/25 (b)(e)		1,491,263	1,473,323
Insurance - 0.0%
HUB International Ltd. Tranche B, term loan 3 month U.S. LIBOR + 2.750% 5.5144% 4/25/25 (b)(e)		272,938	263,611

TOTAL FINANCIALS			1,896,734

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
VVC Holding Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 7.197% 2/5/26 (b)(e)		1,265,000	1,246,025
Pharmaceuticals - 0.0%
Valeant Pharmaceuticals International, Inc. Tranche B, term loan 3 month U.S. LIBOR + 3.000% 5.4809% 6/1/25 (b)(e)		111,000	110,207

TOTAL HEALTH CARE			1,356,232

INDUSTRIALS - 0.0%
Air Freight & Logistics - 0.0%
Dynasty Acquisition Co., Inc.:
Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (e)(r)		65,035	65,017
Tranche B 2LN, term loan 3 month U.S. LIBOR + 4.000% 1/24/26 (e)(r)		34,965	34,955
			99,972
Construction & Engineering - 0.0%
Traverse Midstream Partners Ll Tranche B, term loan 3 month U.S. LIBOR + 4.000% 6.5% 9/27/24 (b)(e)		154,225	153,839

TOTAL INDUSTRIALS			253,811

INFORMATION TECHNOLOGY - 0.8%
Internet Software & Services - 0.1%
McAfee LLC Tranche B, term loan:
3 month U.S. LIBOR + 3.750% 6.243% 9/29/24 (b)(e)		238,634	238,236
3 month U.S. LIBOR + 8.500% 10.993% 9/29/25 (b)(e)		1,324,583	1,332,531
			1,570,767
IT Services - 0.1%
Web.com Group, Inc.:
2LN, term loan 3 month U.S. LIBOR + 7.750% 10.2428% 10/11/26 (b)(e)		1,216,856	1,195,561
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 6.2428% 10/11/25 (b)(e)		545,205	537,371
			1,732,932
Software - 0.6%
Almonde, Inc.:
Tranche 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.851% 6/13/25 (b)(e)		2,374,344	2,282,837
Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.500% 6.303% 6/13/24 (b)(e)		719,857	693,316
Boxer Parent Co., Inc. Tranche B, term loan 3 month U.S. LIBOR + 4.250% 6.851% 10/2/25 (b)(e)		1,875,300	1,834,362
Digicert Holdings, Inc. Tranche B, term loan:
3 month U.S. LIBOR + 4.000% 6.4986% 10/31/24 (b)(e)		870,128	852,725
3 month U.S. LIBOR + 8.000% 10.4986% 10/31/25 (b)(e)		676,000	658,255
Kronos, Inc. 2LN, term loan 3 month U.S. LIBOR + 8.250% 10.9863% 11/1/24 (b)(e)		1,090,000	1,104,312
Landesk Group, Inc. term loan:
3 month U.S. LIBOR + 4.250% 6.75% 1/20/24 (b)(e)		166,786	165,432
3 month U.S. LIBOR + 9.000% 11.5% 1/20/25 (b)(e)		535,000	514,269
			8,105,508

TOTAL INFORMATION TECHNOLOGY			11,409,207

MATERIALS - 0.1%
Containers & Packaging - 0.0%
Flex Acquisition Co., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 5.8758% 6/29/25 (b)(e)		855,700	827,890
Metals & Mining - 0.1%
Murray Energy Corp. Tranche B 2LN, term loan 3 month U.S. LIBOR + 7.250% 9.8789% 10/17/22 (b)(e)		1,223,575	1,005,375

TOTAL MATERIALS			1,833,265

TOTAL BANK LOAN OBLIGATIONS
(Cost $31,692,077)			31,431,265
		Shares	Value

Fixed-Income Funds - 9.3%
Fidelity Floating Rate Central Fund (s)		1,236,277	125,111,232
iShares JPMorgan USD Emerging Markets Bond ETF		82,347	9,063,111
TOTAL FIXED-INCOME FUNDS
(Cost $137,428,369)			134,174,343
		Principal Amount	Value

Preferred Securities - 4.3%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Colombia Telecomunicaciones SA 8.5% (b)(c)(t)		445,000	462,733
CONSUMER STAPLES - 0.1%
Food Products - 0.1%
Cosan Overseas Ltd. 8.25% (t)		1,685,000	1,718,700
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Andeavor Logistics LP 6.875% (b)(t)		1,550,000	1,541,956
DCP Midstream Partners LP 7.375% (b)(t)		775,000	760,469
Energy Transfer Partners LP:
6.25% (b)(t)		3,540,000	3,345,300
6.625% (b)(t)		1,370,000	1,302,391
Summit Midstream Partners LP 9.5% (b)(t)		775,000	716,875
			7,666,991
FINANCIALS - 3.6%
Banks - 3.0%
Alfa Bond Issuance PLC 8% (Reg. S) (b)(t)		875,000	845,211
Banco Do Brasil SA 9% (b)(c)(t)		1,370,000	1,446,350
Banco Mercantil del Norte SA 7.625% (b)(c)(t)		330,000	330,000
Bank of America Corp.:
5.125% (b)(t)		1,345,000	1,340,276
5.2% (b)(t)		3,067,000	3,082,580
5.875% (b)(t)		5,125,000	5,200,081
6.25% (b)(t)		1,410,000	1,494,600
Barclays PLC 7.75% (b)(t)		1,485,000	1,487,525
Citigroup, Inc.:
5.8% (b)(t)		1,130,000	1,138,475
5.9% (b)(t)		1,455,000	1,482,281
5.95% (b)(t)		2,675,000	2,721,813
6.25% (b)(t)		920,000	968,300
6.3% (b)(t)		270,000	274,725
Credit Agricole SA 7.875% (b)(c)(t)		420,000	450,752
Huntington Bancshares, Inc. 5.7% (b)(t)		650,000	633,750
Itau Unibanco Holding SA 6.125% (b)(c)(t)		550,000	538,315
JPMorgan Chase & Co.:
5% (b)(t)		1,615,000	1,606,118
5.3% (b)(t)		865,000	874,083
6% (b)(t)		6,524,000	6,801,792
6.125% (b)(t)		850,000	891,480
6.75% (b)(t)		400,000	438,532
Royal Bank of Scotland Group PLC 8.625% (b)(t)		2,190,000	2,332,350
Tinkoff Credit Systems 9.25% (Reg. S) (b)(t)		805,000	821,700
Wells Fargo & Co.:
5.875% (b)(t)		2,600,000	2,778,100
5.9% (b)(t)		3,065,000	3,135,342
			43,114,531
Capital Markets - 0.5%
Credit Suisse Group AG 7.5% (b)(c)(t)		1,880,000	1,934,050
Goldman Sachs Group, Inc.:
5% (b)(t)		2,731,000	2,522,761
5.375% (b)(t)		1,665,000	1,679,569
5.7% (b)(t)		1,701,000	1,701,000
			7,837,380
Insurance - 0.1%
MAPFRE SA 4.375% 3/31/47 (Reg. S) (b)	EUR	700,000	833,210

TOTAL FINANCIALS			51,785,121

INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd.:
7.5% (c)(d)(t)		1,875,000	267,797
7.5% (Reg. S) (d)(t)		100,000	14,283
			282,080
TOTAL PREFERRED SECURITIES
(Cost $62,368,575)			61,915,625
		Shares	Value

Money Market Funds - 7.0%
Fidelity Cash Central Fund, 2.48% (u)		101,635,563	101,655,890
Fidelity Securities Lending Cash Central Fund 2.48% (u)(v)		45,389	45,394
TOTAL MONEY MARKET FUNDS
(Cost $101,692,731)			101,701,284

Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount	Value
Put Options - 0.0%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.495% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	$51,086
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.805% and receive quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	4,300,000	79,044
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to pay semi-annually a fixed rate of 2.815% and receive quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	112,614
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5340% and receive quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	61,933
Option on an interest rate swap with JPMorgan Chase Bank NA to pay semi-annually a fixed rate of 2.5575% and receive quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	15,315

TOTAL PUT OPTIONS			319,992

Call Options - 0.1%
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.495% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/5/20	3,300,000	84,571
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.805% and pay quarterly a floating rate based on 3-month LIBOR, expiring February 2029	1/28/22	4,300,000	175,612
Option on an interest rate swap with Goldman Sachs Bank U.S.A. to receive semi-annually a fixed rate of 2.815% and pay quarterly a floating rate based on 3-month LIBOR, expiring March 2029	3/7/22	6,000,000	247,482
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5340% and pay quarterly a floating rate based on 3-month LIBOR, expiring December 2027	12/8/20	3,900,000	108,225
Option on an interest rate swap with JPMorgan Chase Bank NA to receive semi-annually a fixed rate of 2.5575% and pay quarterly a floating rate based on 3-month LIBOR, expiring October 2027	10/6/20	1,100,000	30,784

TOTAL CALL OPTIONS			646,674

TOTAL PURCHASED SWAPTIONS
(Cost $1,159,300)			966,666
TOTAL INVESTMENT IN SECURITIES - 104.1%
(Cost $1,495,164,938)			1,508,639,886
NET OTHER ASSETS (LIABILITIES) - (4.1)%			(59,722,464)
NET ASSETS - 100%			$1,448,917,422

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
2.5% 4/1/34	$(1,950,000)	$(1,937,882)
2.5% 4/1/34	(1,950,000)	(1,937,882)
2.5% 5/1/34	(1,950,000)	(1,936,968)
2.5% 5/1/34	(1,950,000)	(1,936,968)
3% 4/1/49	(2,700,000)	(2,687,835)
3% 4/1/49	(2,300,000)	(2,289,637)
3% 4/1/49	(2,000,000)	(1,990,989)
3% 4/1/49	(2,600,000)	(2,588,285)
3% 4/1/49	(800,000)	(796,395)
3% 4/1/49	(800,000)	(796,395)
3% 4/1/49	(5,000,000)	(4,977,472)
3% 4/1/49	(2,000,000)	(1,990,989)
3% 4/1/49	(2,600,000)	(2,588,285)
3% 6/1/49	(10,400,000)	(10,335,267)
3% 6/1/49	(3,600,000)	(3,577,592)
3% 6/1/49	(3,100,000)	(3,080,704)
3% 6/1/49	(3,100,000)	(3,080,704)
3% 6/1/49	(200,000)	(198,755)
3% 6/1/49	(700,000)	(695,643)
3% 6/1/49	(300,000)	(298,133)
3% 6/1/49	(200,000)	(198,755)
3.5% 4/1/34	(3,100,000)	(3,170,050)
3.5% 4/1/34	(2,943,623)	(3,010,139)
4.5% 4/1/49	(6,900,000)	(7,189,015)
4.5% 4/1/49	(900,000)	(937,698)
4.5% 4/1/49	(600,000)	(625,132)
4.5% 4/1/49	(200,000)	(208,377)
4.5% 4/1/49	(600,000)	(625,132)
4.5% 4/1/49	(1,000,000)	(1,041,886)
4.5% 4/1/49	(7,900,000)	(8,230,902)
4.5% 4/1/49	(600,000)	(625,132)
4.5% 4/1/49	(1,700,000)	(1,771,207)
TOTAL TBA SALE COMMITMENTS
(Proceeds $77,306,850)		$(77,356,205)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	94	June 2019	$11,676,563	$130,460	$130,460
CBOT 2-Year U.S. Treasury Note Contracts (United States)	103	June 2019	21,948,656	52,321	52,321
CBOT 5-Year U.S. Treasury Note Contracts (United States)	78	June 2019	9,034,594	88,029	88,029
CBOT Long Term U.S. Treasury Bond Contracts (United States)	119	June 2019	17,809,094	424,817	424,817
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	19	June 2019	3,192,000	99,709	99,709
TOTAL PURCHASED					795,336
Sold
Treasury Contracts
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	5	June 2019	663,906	(3,525)	(3,525)
TOTAL FUTURES CONTRACTS					$791,811

The notional amount of futures purchased as a percentage of Net Assets is 4.4%

The notional amount of futures sold as a percentage of Net Assets is 0.0%

Swaps

Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)(2)	Unrealized Appreciation/(Depreciation)
Interest Rate Swaps
3%	Semi - annual	3-month LIBOR(3)	Quarterly	LCH	Jun. 2029	$1,588,000	$(11,834)	$0	$(11,834)

 (1) Swaps with LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

 (2) Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

 (3) Represents floating rate.

Currency Abbreviations

AUD – Australian dollar

BRL – Brazilian real

CAD – Canadian dollar

CHF – Swiss franc

DKK – Danish krone

EUR – European Monetary Unit

GBP – British pound

HKD – Hong Kong dollar

IDR – Indonesian rupiah

INR – Indian rupee

JPY – Japanese yen

MXN – Mexican peso

MYR – Malyasian ringgit

NOK – Norwegian krone

NZD – New Zealand dollar

RUB – Russian ruble

SEK – Swedish krona

SGD – Singapore dollar

ZAR – South African rand

Security Type Abbreviations

ETF – Exchange-Traded Fund

Percentages shown as 0.0% in the Schedule of Investments may reflect amounts less than 0.05%.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $338,686,608 or 23.4% of net assets.

 (d) Non-income producing - Security is in default.

 (e) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (g) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (h) Level 3 security

 (i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $590,782.

 (j) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $64,125.

 (k) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (l) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (m) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (n) Quantity represents share amount.

 (o) Non-income producing

 (p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,883 or 0.0% of net assets.

 (q) Security or a portion of the security is on loan at period end.

 (r) The coupon rate will be determined upon settlement of the loan after period end.

 (s) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (t) Security is perpetual in nature with no stated maturity date.

 (u) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (v) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4,281
Tricer Holdco SCA	10/16/09 - 12/30/17	$286,754
Tricer Holdco SCA Class A1	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A2	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A3	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A4	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A5	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A6	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A7	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A8	10/16/09 - 10/29/09	$45,666
Tricer Holdco SCA Class A9	10/16/09 - 10/29/09	$45,706

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$562,588
Fidelity Floating Rate Central Fund	1,859,958
Fidelity Securities Lending Cash Central Fund	312
Total	$2,422,858

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$121,211,148	$500,932	$--	$--	$3,399,152	$125,111,232	6.1%
Total	$121,211,148	$500,932	$--	$--	$3,399,152	$125,111,232

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations, foreign government and government agency obligations, preferred securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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